SCUDDER
                                                                     INVESTMENTS



      Scudder Large Company
      Growth Fund

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                                         Class AARP and Class S Shares
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                                         Annual Report
                                         July 31, 2001


A fund seeking long-term growth of capital by investing at least 65% of its net assets in large U.S. companies (those with a market value of $1 billion or more).

Contents
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   3    Letter from the Fund's President

   4    Performance Summary

   6    Portfolio Management Review

  15    Portfolio Summary

  17    Investment Portfolio

  21    Financial Statements

  25    Financial Highlights

  27    Notes to Financial Statements

  36    Report of Independent Accountants

  37    Tax Information

  38    Officers and Trustees

  39    Investment Products and Services

  41    Account Management Resources



Scudder Large Company Growth Fund                Ticker Symbol     Fund Number
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Class AARP                                           SLGRX             160
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Class S                                              SCQGX             060
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Zurich Scudder Investments, Inc. is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from aarp.scudder.com (Class AARP) or myScudder.com (Class S), talk to your financial representative or call Shareholder Services at 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S). The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Letter from the Fund's President
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Dear Shareholder,

Throughout the difficult market environment of the past 12 months, large company growth stocks, as a group, have been one of the worst-performing asset classes within the U.S. stock market. During the twelve-month period ended July 31, 2001, the Russell 1000 Growth Index has returned -35.06 percent, while Class S shares of Scudder Large Company Growth Fund have declined by 33.75 percent.

We understand that a market correction of this magnitude can be exceptionally difficult, even for investors who are committed to stocks for the long term. However, it is often when the investment backdrop appears to be the most challenging that opportunities can be the most prevalent. By making the decision to sell when an asset class has fallen sharply, you can avoid further fluctuations in the financial markets and reduce your short-term risk. But you also run the risk of missing a rally as the climate improves and investors start buying to take advantage of potentially attractive opportunities. We believe that even when a particular asset class -- such as large company growth stocks -- is out of favor with the market, investors should remain diversified in order to better position their portfolios for the ever-changing investment climate.

Thank you for investing with Scudder. If you have any questions regarding Scudder Large Company Growth Fund, please call us toll-free or visit us on the Web.


Sincerely,

/s/ Lin Coughlin

Linda C. Coughlin
President
Scudder Large Company Growth Fund

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                    AARP Investment Program            Scudder Class S

   Web site:           aarp.scudder.com                 myScudder.com

   Toll-free:           1-800-253-2277                  1-800-SCUDDER
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                                       3

Performance Summary                                                July 31, 2001
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--------------------------------------------------------------------------------
 Average Annual Total Returns*
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Scudder Large Company Growth Fund            1-Year    3-Year   5-Year   10-Year
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Class S                                     -33.75%     0.67%   12.19%    12.05%
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Russell 1000 Growth Index+                  -35.06%     0.06%   12.78%    12.87%
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Performance is historical and does not guarantee future results.

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

--------------------------------------------------------------------------------
 Net Asset Value and Distribution Information
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                                                       Class AARP      Class S
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Net Asset Value:
7/31/01                                                $   27.28     $   27.29
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10/2/00 (inception date of Class AARP) and 7/31/00
(Class S net asset value)                              $   40.17     $   42.46
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Distribution Information
Twelve Months:
  Income Dividends                                     $      --     $      --
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  Capital Gains Distributions                          $    1.03     $    1.03
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--------------------------------------------------------------------------------
 Class S Lipper Rankings*
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                                                         Number of
                                                           Funds    Percentile
Period                                     Rank           Tracked     Ranking
--------------------------------------------------------------------------------
1-Year                                      520     of      820          64
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3-Year                                      333     of      504          66
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5-Year                                      176     of      298          59
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10-Year                                     53      of      91           58
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Rankings/ratings are historical and do not guarantee future results. Rankings are for Class S; rankings for share classes may vary.

Source: Lipper, Inc.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

      Scudder Large Company Growth
           Fund -- Class S                 Russell 1000 Growth Index+

            1991    10000                             10000
            1992    11542                             11269
            1993    11841                             11545
            1994    12374                             12122
            1995    15363                             15934
            1996    17558                             18407
            1997    25730                             27947
            1998    30589                             33511
            1999    36475                             41569
            2000    47106                             51700
            2001    31207                             33572


                          Yearly periods ended July 31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Comparative Results*
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                                        1-Year     3-Year     5-Year     10-Year
--------------------------------------------------------------------------------
Scudder Large      Growth of $10,000    $6,625    $10,202    $17,773    $31,207
Company Growth     -------------------------------------------------------------
Fund -- Class S    Average annual
                   total return         -33.75%      0.67%     12.19%     12.05%
--------------------------------------------------------------------------------
Russell 1000       Growth of $10,000    $6,494    $10,019    $18,244    $33,572
Growth Index+      -------------------------------------------------------------
                   Average annual
                   total return         -35.06%      0.06%     12.78%     12.87%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

The growth of $10,000 is cumulative.

* Returns and rankings during part of the periods shown reflect a temporary fee and/or expense waiver. Without this waiver, returns and rankings would have been lower.

+ The Russell 1000 Growth Index consists of those stocks in the Russell 1000 Index that have greater-than-average growth orientation. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

On October 2, 2000, Scudder Shares were redesignated as Class S. In addition, the Fund commenced offering Class AARP. The total return provided is for the Fund's Class S shares.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns and rankings may differ by share classes.

Please call (800) 728-3337 for the fund's most up-to-date performance.

Portfolio Management Review
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Scudder Large Company Growth Fund: A Team Approach to Investing

          Scudder Large Company Growth Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

          Co-Lead Portfolio Manager Gary A. Langbaum assumed responsibility for the fund's day-to-day management and investment strategies in 2001. Mr. Langbaum has 31 years of experience in the investment industry, including more than 12 years as an equity research analyst covering a wide range of industries, and over five years of portfolio management experience, focusing on the stocks of companies with medium- to large-sized market capitalizations.

          Co-Lead Portfolio Manager Jesse Stuart joined the Advisor in 1996 and the fund team in 2000. Mr. Stuart has five years of investment industry experience.

In May 2001, Co-Lead Portfolio Managers Gary Langbaum and Jesse Stuart took over management of Scudder Large Company Growth Fund. Although the lead management has changed, the fund's core growth investment strategy has not. Below, Langbaum and Stuart discuss the fund's performance in a dismal environment for growth stocks and the market overall.

          Q: Gary, you, along with Jesse Stuart, took over as co-lead portfolio managers of Scudder Large Company Growth Fund in May. Will you give us some background on your investment experience?

          A: I'd like to point out that although I am new to the fund, Jesse is not. Before being promoted to co-lead manager, Jesse served as a portfolio manager assisting in the day-to-day management of the fund and conducting research on potential investments. He is also a co-lead manager of Scudder Growth Fund and Scudder Focus Growth Fund.

          I'm a 30-year investment industry veteran, having spent the last 13 years with Zurich Scudder Investments, Inc. I also serve as lead portfolio manager for Scudder Total Return Fund and Scudder Balanced Fund. Previously I directed the firm's equity research department and as an analyst before that, I focused on a variety of growth industries, including technology, tobacco, electrical equipment, and beverages.

          Q: Over the last year, the market declined sharply. Will you explain what's behind this correction and what it has meant for growth stocks in general?

          A: Large company growth stocks, as a group, declined sharply during the past year. The combination of a weakening economy and slowing profit growth -- particularly in the technology sector -- dragged down the performance of nearly all growth stocks. Since the technology-heavy Nasdaq Composite hit its peak in March 2000, investors who came to expect double-digit stock market returns year after year have learned that this expectation was unrealistic. During the past 12 months alone, the Nasdaq fell an astounding 46 percent.

          Investors exited growth stocks during the year to invest in securities that they felt offered more safety -- primarily less expensive, value-style stocks, bonds, and cash investments. This change in investor sentiment led to deep declines in growth stocks and in the market as a whole. For the 12 months ended July 31, 2001, large growth stocks as measured by the Russell 1000 Growth Index declined 35.06 percent.^1 The broader market as measured by the Standard & Poor's 500 index declined 14.32 percent. This declining market created an extremely difficult environment for the fund, which keeps its investments focused in high-quality large-company growth stocks.

          Q: How did Scudder Large Company Growth Fund respond to this challenging backdrop?

          A: The fund, along with nearly all other growth stock funds, struggled. The fund's Class S shares fared better than the fund's benchmark -- declining 33.75 percent versus a 35.06 percent drop by the Russell 1000 Growth Index. (The fund's Class AARP shares, which have an inception date of October 2, 2000, lost 30.00 percent through July 31, 2001.) This was tempered, however, by the fund's underperformance relative to the Lipper Large-Cap Growth Funds peer group, which posted an average loss of 31.51 percent for the 12 months.

^1 The Russell 1000 Growth Index is representative of large-cap growth stocks. It is an index that tracks the performance of the top 1,000 U.S. large-cap stocks that have a greater-than-average growth orientation.

          The fund's sector allocation contributed to overall performance, while our stock selection detracted from performance during the period. Technology holdings were the key contributor to the fund's underperformance to its Lipper peers for the 12-month period. The portfolio was correctly positioned with an underweight in technology stocks relative to the benchmark. This underweight position means that the amount of fund assets invested in technology was less than the technology portion of the Russell 1000 Growth Index. Although our underweight position was a positive, the fund was invested in the wrong types of technology stocks -- those with higher price-to-earnings multiples (P/Es) and higher growth rates. The P/E multiple is a measure of how much an investor is paying for a company's earning power. The multiple is typically calculated by dividing a company's stock price by its earnings for the past four quarters. We held on to these types of technology stocks because the Federal Reserve Board was actively cutting interest rates and we believed these faster-growing stocks would fare better in a declining interest-rate environment.

          Our assumption was incorrect, so we started exiting these holdings after the January technology rally. As we've restructured our technology holdings, however, we gained ground and outperformed both our peers and the benchmark during the latter half of the year. For the six months ended July 31, Class S shares of the fund lost 18.61 percent, versus losses of 21.79 percent and 20.96 percent, respectively, by the Russell 1000 Growth Index and the Lipper Large-Cap Growth Funds category.

          Q: Please discuss the fund's investment strategy.

          A: We use a pure growth approach to managing the fund. Rather than focusing on trends in the economy and financial markets, we look for trends at individual companies. We're what you call "bottom-up" investors, and we look for companies with above-average growth in earnings, strong competitive positioning, attractive stock prices relative to their potential growth, sound financial strength, and effective management. We want to know if a company will be able to sustain strong earnings growth, irrespective of any short-term factors that are moving its stock price. Although we consider ourselves to be "buy-and-hold" investors, we'll sell a stock when its earnings growth appears less promising, when its price fully reflects its growth potential, or when we believe other investments offer better opportunities.

          Q: How is the fund positioned across market sectors?

          A: While our investment strategy is not quite sector-neutral we are committed to controlling risk through diversification among market sectors. (A sector-neutral fund would mimic the exact weightings of each market sector in its benchmark.) We generally aim to keep the fund's sector weightings within plus or minus 5 percent of each sector of our benchmark -- the Russell 1000 Growth Index. This disciplined diversification keeps us from trying to guess the next hot sector. And it helps ensure that the fund will be well positioned to capture gains and minimize losses during bouts of extreme volatility, such as those we witnessed this period.

          However, our ability to underweight or overweight a sector relative to the benchmark -- even by just 5 percent -- can make a meaningful difference. For instance, the fund's underweight position in technology was a huge advantage during the period as those stocks tumbled. At the same time, an overweight position in financial stocks, which posted strong performance, also benefited the fund. But ultimately, the most important component is our stock selection. Investing in less or more of a particular sector has its advantages, but if the stocks you're holding in that sector don't perform, you're at a disadvantage.

          Q: Will you give us an example of your stock selection process at work?

          A: PeopleSoft Inc. is a great success story and a good example of our selection in action. The firm provides software and eBusiness solutions for corporations to help them better manage their human resources, customer relationships, financial reporting, and other data-driven departments.

          When we bought the stock in April 2000, it met all of our selection criteria. It held a strong brand franchise, had skilled management in place, and was on the cutting edge of a new trend -- Web-enabling its services. We were impressed by its new Internet-related service, which we believed would support strong long-term growth of the company.

          It was clear to us, by the price of the stock, that the market had not recognized the new growth potential at PeopleSoft. Since April, the stock price has risen because the company has grown its revenues and been able to expand its profit margins with the expense of the research and development of its new Web-enabled product behind it. In our view, PeopleSoft's success will continue as its new product line gains a stronger foothold in corporate America.

          Q: Will you provide an example of a stock that didn't meet your expectations?

          A: American Express is a good example of an investment that just didn't work, and one that we've sold in order to cut our losses. When we initially purchased the stock in

          August 1999, it met all of our criteria. It was an internationally known and respected company with three core businesses: corporate travel services, credit cards, and asset management. We saw great growth potential in American Express and still do -- but over a much longer time horizon.

          The company was hit hard by the economic downturn. Client companies cut their travel budgets and credit card expenditures, and revenues from investments plummeted with the market declines. Additionally, American Express suffered further as its investment in junk bonds led to hundreds of millions of dollars in losses.

          Although we're gratified that we exited the stock prior to its write-off of bad debt, we wish we had liquidated our position earlier. Our mistake with American Express was that we underestimated the negative earnings impact which the longevity and magnitude of the economic downturn caused and, therefore, the recovery in the company's fundamentals, which are very much tied to the economy. Although we believe it is a well-run company with a great franchise, we anticipate that its core businesses will take a good deal of time to rebound, as client companies will likely be slow to ramp up their travel budgets, and as individuals may invest less aggressively than in the past.

          Q: Did you make any significant portfolio adjustments during the period?

          A: The most material changes that we made were those within the technology sector, as we discussed above. We actively managed sector weightings of the fund -- underweighting sectors, such as technology, that were struggling and overweighting sectors in which performance was improving. Although we are able to adjust the fund's sector weighting to only plus or minus 5 percent of the benchmark, we did add a lot of value this period by doing so. Specifically, the fund's underweight positions in technology, telecommunications, and producer durables added to its relative performance, as did overweight positions in financials, health care, and consumer staples.

          Q: What is your outlook for the rest of 2001?

          A: We believe that the economy and the markets will continue to struggle this year. However, we do expect a muted recovery in 2002, with no resurgence of inflation but with profit growth not as sharp as the market may be anticipating. We also believe that when a bounce-back does occur, it is unlikely that technology stocks will dominate the market as they did in 1998 through the early part of 2000. We would take that as a good sign that the market is becoming more rational.

          Although daily volatility is likely to remain high, we believe that good companies with strong fundamentals -- which exemplify the types of stocks in which we invest -- will ultimately outperform the market. Despite the challenges that have emerged in the past year, we will continue to manage the fund by investing only in the companies that we believe will deliver earnings on or ahead of expectations. We believe that our disciplined approach to investing will lead to strong long-term investment results for the fund.

          Q: What advice would you give to disappointed growth investors who have seen their investment decline substantially over the last year?

          A: Investing in the stock market is a long-term proposition with lots of ups and downs. Our advice to all investors is to make sure you have a properly diversified portfolio of growth and value stocks as well as bonds and cash. It's not productive to get caught up in the day-to-day fluctuations in the market because it will surely shake your confidence. But the fact remains that over the long term, the stock market has historically provided strong returns. The stock market returns of the technology-dominated market of 1998 and 1999 were not rational and, as we've seen this year, not sustainable. Investors need to diversify across sectors and asset classes, and expect more normal returns.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                                  July 31, 2001
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 Asset Allocation                                       7/31/01        7/31/00
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Common Stocks                                              93%            94%
Cash Equivalents                                            7%             6%
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                                                          100%           100%
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 Sector Diversification (Excludes Cash Equivalents)     7/31/01        7/31/00
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Technology                                                 26%            45%
Health                                                     21%            16%
Financial                                                  12%             3%
Media                                                      12%             7%
Manufacturing                                               8%             6%
Consumer Discretionary                                      8%             7%
Consumer Staples                                            6%             7%
Service Industries                                          3%             3%
Communications                                              2%             5%
Energy                                                      2%             1%
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                                                          100%           100%
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Asset allocation and sector diversification are subject to change.

--------------------------------------------------------------------------------
 Ten Largest Equity Holdings at July 31, 2001* (41.3% of Portfolio)      Percent
--------------------------------------------------------------------------------
 1. General Electric Co.                                                   5.7%
    Producer of electrical equipment
--------------------------------------------------------------------------------
 2. Microsoft Corp.                                                        5.5%
    Developer of computer software
--------------------------------------------------------------------------------
 3. Pfizer, Inc.                                                           5.4%
    Manufacturer of prescription pharmaceutical and non-prescription self-medications
--------------------------------------------------------------------------------
 4. AOL Time Warner, Inc.                                                  4.1%
    Provider of entertainment, news and Internet brands
--------------------------------------------------------------------------------
 5. Johnson & Johnson                                                      4.0%
    Provider of health care products
--------------------------------------------------------------------------------
 6. Wal-Mart Stores, Inc.                                                  3.6%
    Operator of discount stores
--------------------------------------------------------------------------------
 7. American International Group, Inc.                                     3.5%
    Provider of insurance services
--------------------------------------------------------------------------------
 8. Home Depot, Inc.                                                       3.5%
    Operator of building material and home improvement stores
--------------------------------------------------------------------------------
 9. International Business Machines Corp.                                  3.1%
    Manufacturer of computers and servicer of information process units
--------------------------------------------------------------------------------
10. Electronic Data System Corp.                                           2.9%
    Provider of information technology systems
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*   Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 17. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                                        as of July 31, 2001
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                                                      Shares          Value ($)
--------------------------------------------------------------------------------
 Common Stocks 93.1%
--------------------------------------------------------------------------------

Communications 2.2%
--------------------------------------------------------------------------------
Cellular Telephone

AT&T Wireless Services, Inc.*                        1,123,100      20,990,739
--------------------------------------------------------------------------------
Consumer Discretionary 7.7%
--------------------------------------------------------------------------------
Department & Chain Stores

Home Depot, Inc.                                       660,375      33,263,089
Kohl's Corp.*                                          115,050       6,590,064
Wal-Mart Stores, Inc.                                  620,600      34,691,540
--------------------------------------------------------------------------------
                                                                    74,544,693
--------------------------------------------------------------------------------
Consumer Staples 5.7%
--------------------------------------------------------------------------------
Food & Beverage 3.5%

Heineken NV*                                           356,250      14,068,060
PepsiCo, Inc.                                          410,740      19,152,806
--------------------------------------------------------------------------------
                                                                    33,220,866
--------------------------------------------------------------------------------
Package Goods/Cosmetics 2.2%

Colgate-Palmolive Co.                                  381,950      20,701,690
--------------------------------------------------------------------------------
Energy 1.6%
--------------------------------------------------------------------------------
Oil & Gas Production

Anadarko Petroleum Corp.                               166,100       9,434,480
Nabors Industries, Inc.*                               187,000       5,479,100
--------------------------------------------------------------------------------
                                                                    14,913,580
--------------------------------------------------------------------------------
Financial 11.4%
--------------------------------------------------------------------------------
Banks 3.4%

Fifth Third Bancorp.                                   272,900      17,198,158
State Street Corp.                                     282,100      15,168,517
--------------------------------------------------------------------------------
                                                                    32,366,675
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares          Value ($)
--------------------------------------------------------------------------------
Consumer Finance 2.2%

Household International, Inc.                          199,000      13,191,710
Mellon Financial Corp.                                 220,100       8,368,202
--------------------------------------------------------------------------------
                                                                    21,559,912
--------------------------------------------------------------------------------
Insurance 4.7%

American International Group, Inc.                     403,837      33,619,430
Providian Financial Corp.                              235,300      11,616,761
--------------------------------------------------------------------------------
                                                                    45,236,191
--------------------------------------------------------------------------------
Other Financial Companies 1.1%

Lehman Brothers Holdings, Inc.                         145,700      10,490,400
--------------------------------------------------------------------------------

Health 19.1%
--------------------------------------------------------------------------------
Biotechnology 1.7%

Amgen, Inc.*                                           263,000      16,492,730
--------------------------------------------------------------------------------
Hospital Management 2.0%

HCA, Inc.                                              426,400      19,593,080
--------------------------------------------------------------------------------
Medical Supply & Specialty 1.9%

Baxter International, Inc.                             374,600      18,655,080
--------------------------------------------------------------------------------
Pharmaceuticals 13.5%

Eli Lilly & Co.                                        285,700      22,650,296
Johnson & Johnson                                      703,806      38,075,905
Merck & Co., Inc.                                      256,950      17,467,461
Pfizer, Inc.                                         1,256,837      51,806,821
--------------------------------------------------------------------------------
                                                                   130,000,483
--------------------------------------------------------------------------------
Manufacturing 7.8%
--------------------------------------------------------------------------------
Diversified Manufacturing 2.0%

Tyco International Ltd. (New)                          365,000      19,418,000
--------------------------------------------------------------------------------
Electrical Products 5.8%

General Electric Co.                                 1,270,750      55,277,625
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares          Value ($)
--------------------------------------------------------------------------------

Media 10.9%
--------------------------------------------------------------------------------
Advertising 1.7%

Omnicom Group, Inc.                                    187,050      16,342,558
--------------------------------------------------------------------------------
Broadcasting & Entertainment 8.3%

AOL Time Warner*                                       869,250      39,507,412
Clear Channel Communications, Inc.*                    419,000      24,553,400
Viacom, Inc. "B"*                                      314,150      15,644,670
--------------------------------------------------------------------------------
                                                                    79,705,482
--------------------------------------------------------------------------------
Cable Television 0.9%

Comcast Corp. "A"*                                     223,300       8,492,099
--------------------------------------------------------------------------------

Service Industries 2.9%
--------------------------------------------------------------------------------
EDP Services

Electronic Data Systems Corp.                          442,200      28,234,470
--------------------------------------------------------------------------------

Technology 23.8%
--------------------------------------------------------------------------------
Computer Software 9.8%

Adobe Systems, Inc.                                    341,800      12,814,082
Brocade Communications Systems, Inc.*                  380,800      12,532,128
Microsoft Corp.*                                       804,650      53,259,783
PeopleSoft, Inc.*                                      353,000      15,415,510
--------------------------------------------------------------------------------
                                                                    94,021,503
--------------------------------------------------------------------------------
Diverse Electronic Products 2.0%

Applied Materials, Inc.*                               426,580      19,562,959
--------------------------------------------------------------------------------
Electronic Components/Distributors 1.6%

Cisco Systems, Inc.*                                   824,390      15,844,776
--------------------------------------------------------------------------------
Electronic Data Processing 4.3%

International Business Machines Corp.                  282,500      29,721,825
Sun Microsystems, Inc.*                                692,480      11,280,499
--------------------------------------------------------------------------------
                                                                    41,002,324
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                      Shares          Value ($)
--------------------------------------------------------------------------------
Semiconductors 6.1%

Intel Corp.                                            894,660      26,669,815
Linear Technology Corp.                                464,460      20,241,167
--------------------------------------------------------------------------------
Xilinx, Inc.*                                          301,400      12,056,000
                                                                    58,966,982
--------------------------------------------------------------------------------
Total Common Stocks (Cost $723,445,311)                            895,634,897
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Cash Equivalents 6.9%
--------------------------------------------------------------------------------

Zurich Scudder Cash Management QP Trust, 3.93%
  (Cost $66,348,059) (b)                            66,348,059      66,348,059
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0%(Cost $789,793,370) (a)        961,982,956
--------------------------------------------------------------------------------

*    Non-income producing security.

(a) The cost for federal income tax purposes was $797,584,666. At July 31, 2001, net unrealized appreciation for all securities based on tax cost was $164,398,290. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $206,465,735 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $42,067,445.

(b) Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.



    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of July 31, 2001
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------
Investments in securities, at value (cost $789,793,370)         $   961,982,956
--------------------------------------------------------------------------------
Cash                                                                     10,000
--------------------------------------------------------------------------------
Foreign currency at value (cost $30,705)                                 30,488
--------------------------------------------------------------------------------
Dividends receivable                                                    331,255
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                       1,698,228
--------------------------------------------------------------------------------
Foreign taxes recoverable                                                11,756
--------------------------------------------------------------------------------
Total assets                                                        964,064,683
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                     7,287,719
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                        731,603
--------------------------------------------------------------------------------
Accrued management fee                                                  503,895
--------------------------------------------------------------------------------
Other accrued expenses and payables                                     302,713
--------------------------------------------------------------------------------
Total liabilities                                                     8,825,930
--------------------------------------------------------------------------------
Net assets, at value                                            $   955,238,753
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
Investments                                                         172,189,586
--------------------------------------------------------------------------------
Foreign currency related transactions                                      (371)
--------------------------------------------------------------------------------
Accumulated net realized gain (loss)                               (235,410,594)
--------------------------------------------------------------------------------
Paid-in capital                                                   1,018,460,132
--------------------------------------------------------------------------------
Net assets, at value                                            $   955,238,753
--------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of July 31, 2001 (continued)
--------------------------------------------------------------------------------

Net Asset Value
--------------------------------------------------------------------------------
Class AARP

Net Asset Value, offering and redemption price per share ($10,445,900 /
382,950 outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                           $         27.28
--------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per share
($874,792,384 / 32,059,831 outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized)           $         27.29
--------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share ($68,112,381 /
2,508,405 outstanding shares of beneficial interest, $.01 par
value, unlimited number of shares authorized)                    $         27.15
--------------------------------------------------------------------------------
Maximum offering price per share (100 / 94.25 of $27.15)         $         28.81
--------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($1,108,312 / 40,981 outstanding shares of beneficial interest, $.01 par value, unlimited number of
shares authorized)                                               $         27.04
--------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($778,951 / 28,807
outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                           $         27.04
--------------------------------------------------------------------------------
Class I

Net Asset Value, offering and redemption price per share ($825 /
30.3 outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                           $         27.23
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Operations for the year ended July 31, 2001
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Income:
Dividends (net of foreign taxes withheld of $47,202)            $     6,135,607
--------------------------------------------------------------------------------
Interest                                                              3,440,064
--------------------------------------------------------------------------------
Total Income                                                          9,575,671
--------------------------------------------------------------------------------
Expenses:
Management fee                                                        8,699,688
--------------------------------------------------------------------------------
Administrative fee                                                    2,745,326
--------------------------------------------------------------------------------
Services to shareholders                                              1,477,780
--------------------------------------------------------------------------------
Custodian and accounting fees                                            87,712
--------------------------------------------------------------------------------
Distribution service fees                                               136,520
--------------------------------------------------------------------------------
Legal                                                                    23,160
--------------------------------------------------------------------------------
Trustees' fees and expenses                                              28,396
--------------------------------------------------------------------------------
Reports to shareholders                                                  40,159
--------------------------------------------------------------------------------
Registration fees                                                        17,180
--------------------------------------------------------------------------------
Other                                                                   149,318
--------------------------------------------------------------------------------
Total expenses, before expense reductions                            13,405,239
--------------------------------------------------------------------------------
Expense reductions                                                      (10,319)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                             13,394,920
--------------------------------------------------------------------------------
Net investment income (loss)                                         (3,819,249)
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
--------------------------------------------------------------------------------
Net realized gain (loss) from:
Investments                                                        (233,185,541)
--------------------------------------------------------------------------------
Foreign currency related transactions                                     3,529
--------------------------------------------------------------------------------
                                                                   (233,182,012)
--------------------------------------------------------------------------------
Net realized appreciation (depreciation) during the period on:
Investments                                                        (293,416,795)
--------------------------------------------------------------------------------
Foreign currency related transactions                                      (371)
--------------------------------------------------------------------------------
                                                                   (293,417,166)
--------------------------------------------------------------------------------
Net gain (loss) on investment transactions                         (526,599,178)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  $ (530,418,427)
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------
                                                       Years Ended July 31,

Increase (Decrease) in Net Assets                      2001             2000
--------------------------------------------------------------------------------
Operations:
Net investment income (loss)                    $   (3,819,249)  $   (6,370,248)
--------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                      (233,182,012)      40,290,549
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period         (293,417,166)     226,687,163
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                   (530,418,427)     260,607,464
--------------------------------------------------------------------------------
Distributions to shareholders from:
--------------------------------------------------------------------------------
Net realized gains:
  Class AARP                                          (289,012)              --
--------------------------------------------------------------------------------
  Class S                                          (36,709,497)     (15,765,593)
--------------------------------------------------------------------------------
  Class A                                           (2,084,447)        (293,269)
--------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                          629,354,488      829,542,987
--------------------------------------------------------------------------------
Reinvestment of distributions                       35,603,486       15,736,257
--------------------------------------------------------------------------------
Cost of shares redeemed                           (613,507,005)    (445,853,126)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                  51,450,969      399,426,118
--------------------------------------------------------------------------------
Increase (decrease) in net assets                (518,050,414)      643,974,720
--------------------------------------------------------------------------------
Net assets at beginning of period                1,473,289,167      829,314,447
--------------------------------------------------------------------------------
Net assets at end of period                    $   955,238,753  $ 1,473,289,167
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Class AARP                                                              2001^a
--------------------------------------------------------------------------------
Selected per share data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $40.17
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                         (.07)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions   (11.79)
--------------------------------------------------------------------------------
  Total from investment operations                                     (11.86)
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions                         (1.03)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $27.28
--------------------------------------------------------------------------------
Total Return (%)                                                       (30.00)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                     10
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.05*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                (.26)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                87
--------------------------------------------------------------------------------

^a   For the period from October 2, 2000 (commencement of sales of Class AARP shares) to July 31, 2001.

^b   Based on average shares outstanding during the period.

*   Annualized

**  Not annualized

-----------------------------------------------------------------------------------
 Class S^(a)                         2001^c  2000^c  1999^d  1998^e  1997^e  1996^e
-----------------------------------------------------------------------------------

Selected per share data
-----------------------------------------------------------------------------------
Net asset value, beginning of
period                              $42.46   $33.35  $28.17  $25.10  $21.19 $18.44
-----------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^b      (.10)    (.21)   (.11)   (.02)   (.01)   .08
-----------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                      (14.04)    9.91    7.00    4.55    5.69   3.41
-----------------------------------------------------------------------------------
  Total from investment operations  (14.14)    9.70    6.89    4.53    5.68   3.49
-----------------------------------------------------------------------------------
Less distributions from:
  Net investment income                 --       --      --      --      --   (.14)
-----------------------------------------------------------------------------------
  Net realized gains on
  investment transactions            (1.03)    (.59)  (1.71)  (1.46)  (1.77)  (.60)
-----------------------------------------------------------------------------------
  Total distributions                (1.03)    (.59)  (1.71)  (1.46)  (1.77)  (.74)
-----------------------------------------------------------------------------------
Net asset value, end of period      $27.29   $42.46  $33.35  $28.17  $25.10 $21.19
-----------------------------------------------------------------------------------
Total Return (%)                    (33.75)   29.15   24.83** 18.86   28.84  19.49
-----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-----------------------------------------------------------------------------------
Net assets, end of period
($ millions)                           875    1,415     829     502     288    221
-----------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                        1.07^g   1.21f   1.23*   1.19    1.21   1.07
-----------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                        1.07^g   1.21f   1.23*   1.19    1.21   1.07
-----------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                            (.30)    (.53)   (.46)*  (.06)   (.05)     41
-----------------------------------------------------------------------------------
Portfolio turnover rate (%)             87       56      63*     54      68     69
-----------------------------------------------------------------------------------

^a On October 2, 2000, existing shares of the Fund were redesignated as Class S Shares.

^b   Based on average shares outstanding during the period.

^c   For the year ended July 31.

^d For the nine months ended July 31, 1999. On August 10, 1998, the Fund changed the fiscal year end from October 31 to July 31.

^e   For the year ended October 31.

^f The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were 1.17% and 1.17%, respectively.

^g The ratios of operating expenses include a one-time reduction in reorganization expenses from fiscal 2000. The ratios before and after expense reductions were 1.08% and 1.08%, respectively.

*    Annualized

**   Not annualized

Notes to Financial Statements
--------------------------------------------------------------------------------

A. Significant Accounting Policies

Scudder Large Company Growth Fund (the "Fund") is a diversified series of the Investment Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and is organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. On October 2, 2000 the Fund commenced offering Class AARP and Scudder Shares were redesignated as Class S. On December 29, 2000, the Fund commenced offering Classes B, C and I shares. In addition, on December 29, 2000, Class R Shares were redesignated as Class A. The six classes of shares provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Shares of Class AARP are especially designed for members of AARP and are not subject to initial or contingent deferred sales charges. Class S shares are not subject to initial or contingent deferred sales charges. After December 29, 2000, Class S shares are generally not available to new investors. Certain detailed information for the Class A, B, C and I shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services fee, administrative fee and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on

U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price, or if no sale occurred, at the calculated mean between the most recent bid and asked quotations on such market. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Trust, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less and other cash equivalents are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Federal Income Taxes. The fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provisions was required.

At July 31, 2001, the Fund had a net tax basis capital loss carryforward of approximately $8,462,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until July 31, 2009, the expiration date, whichever occurs first.

In addition, from November 1, 2000 through July 31, 2001, the Fund incurred approximately $219,200,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending July 31, 2002.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

For the year ended July 31, 2001, purchases and sales of investment securities (excluding short-term investments) aggregated $1,019,857,684 and $1,039,786,265, respectively.

C. Related Parties

As described in Note G, Zurich Scudder Investments, Inc., (formerly Scudder Kemper Investments, Inc.), has initiated a restructuring program. As part of this reorganization, the Fund adopted a new Investment Management Agreement and entered into an Administrative Agreement. Both of these agreements were effective October 2, 2000. The terms of the newly adopted and the pre-existing agreements are set out below.

Management Agreement. Under the Investment Management Agreement (the "Agreement") with ZSI, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. ZSI determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Agreement. The Fund has agreed to pay to ZSI a fee equal to an annual rate of 0.70% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

Effective October 2, 2000, the Fund, as approved by the Fund's Trustees, adopted a new Investment Management Agreement (the "Management Agreement") with ZSI. The Management Agreement is identical to the pre-existing Agreement, except for the dates of execution and termination and fee rate. The management fee payable under the Management Agreement is equal to an annual rate of 0.70% of the first $1,500,000,000 of the Fund's average daily net assets, 0.65% of the next $500,000,000 of such net assets and 0.60% of such net assets in excess of $2,000,000,000, computed and accrued daily and payable monthly.

Accordingly, for the year ended July 31, 2001, the fee pursuant to the Agreement and the Management Agreement aggregated $8,699,688, which was equivalent to an annualized effective rate of 0.70% of the Fund's average daily net assets.

Administrative Fee. Effective October 2, 2000, the Fund, as approved by the Fund's Trustees, adopted an Administrative Agreement (the "Administrative Agreement") with ZSI. Under the Administrative Agreement, ZSI provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee"). The Administrative Fee for Class AARP and Class S, for the period October 2, 2000 through July 31, 2001, was equal to an annualized effective rate of 0.30% and 0.30%, respectively, of average daily net assets, computed and accrued daily and payable monthly. The Administrative Fee for Class A for the period October 2, 2000 through April 1, 2001 was equal to an annualized effective rate of 0.30%, and for the period April 2, 2001 through July 31, 2001 was equal to an annualized effective rate of 0.325%, of average daily net assets, computed and accrued daily and payable monthly. The Administrative Fee for Class B, Class C and Class I, for the period December 29, 2000 (commencement of operations) through July 31, 2001, was equal to an annualized effective rate of 0.375%, 0.35% and 0.10%, respectively, of average daily net assets, computed and accrued daily and payable monthly. As of the effective date of the Administrative Agreement, each service provider continues to provide the services that it previously provided to the Fund (i.e., fund accounting, shareholder services, custody, audit and legal), under these arrangements, except that ZSI pays these entities for the provision of their services to the Fund and pays most other Fund expenses, including insurance, registration, printing and postage fees. Certain expenses of the Fund are not borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the period October 2, 2000 through July 31, 2001, the Administrative Agreement expense charged to the Fund was as follows:

                                                      Total          Unpaid at
Administrative Fees                                Aggregated      July 31, 2001
--------------------------------------------------------------------------------
Class AARP                                      $        23,179  $         2,483
--------------------------------------------------------------------------------
Class S                                               2,716,988          194,157
--------------------------------------------------------------------------------
Class A                                                 186,400               --
--------------------------------------------------------------------------------
Class B                                                   1,281              174
--------------------------------------------------------------------------------
Class C                                                     573               29
--------------------------------------------------------------------------------
Class I                                                      --               --
--------------------------------------------------------------------------------
                                                $     2,928,421  $       196,843
--------------------------------------------------------------------------------

In addition, a one-time reduction of certain costs incurred in connection with the reorganization amounting to $168,300 and $14,795 for Class S and Class A, respectively, is included in the Administrative fee for the Statement of Operations.

Service Provider Fees. Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund's Classes A, B, C and I shares. Prior to October 2, 2000, the amount charged to Class A shares of the Fund by SISC aggregated $43,119. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, dividend-paying and shareholder service agent for Class S and Class AARP shares of the Fund. Prior to October 2, 2000, the amount charged to the Class S shares of the Fund by SSC aggregated $247,743.

Scudder Trust Company ("STC"), a subsidiary of the Advisor, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. Prior to October 2, 2000, the amount charged to the Fund by STC aggregated $663,085.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Advisor, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. Prior to October 2, 2000, the amount charged to the Fund by SFAC aggregated $29,006.

The Class S shares of the Fund is one of several Scudder Funds (the "Underlying Funds") in which the Scudder Pathway Series Portfolios (the "Portfolios") invest. In accordance with the Special Servicing Agreement entered into by the Advisor, the Portfolios, the Underlying Funds, SSC, SFAC, STC and SISC expenses from the operation of the Portfolios are borne by the Class S shares of the Underlying Funds based on each Underlying Funds' proportionate share of assets owned by the Portfolios. No Underlying Funds will be charged expenses that exceed the estimated savings to such Scudder class of the Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Class S shares of the Underlying Funds.

Prior to October 2, 2000, the Special Servicing Agreement expense charged to the Fund amounted to $77,406.

Effective October 2, 2000, the above fees are paid by the Advisor in accordance with the Administrative Agreement.

Distribution Service Agreement. In accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI"), formerly Kemper Distributors, Inc., a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Classes B and C. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the period December 29, 2000 (commencement of operations) through July 31, 2001, the Distribution Fees were as follows:

                                                       Total         Unpaid at
             Distribution Fees                      Aggregated    July 31, 2001
--------------------------------------------------------------------------------
Class B                                         $         2,562  $           623
--------------------------------------------------------------------------------
Class C                                                   1,227              412
--------------------------------------------------------------------------------
                                                $         3,789  $         1,035
--------------------------------------------------------------------------------

Effective December 29, 2000 in accordance with the Rule12b-1 under the 1940 Act, SDI provides information and administrative services ("Service Fee") to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each class. SDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of shareholder accounts the firms service. Prior to December 29, 2000, the Fund had an Administrative Services Agreement. This change did not result in any increase in fees or expenses for Class A shares of the Fund. For the year ended July 31, 2001, the Services Fees were as follows:

                                                    Total            Unpaid at
             Service Fees                         Aggregated       July 31, 2001
--------------------------------------------------------------------------------
Class A                                         $       131,468  $        88,667
--------------------------------------------------------------------------------
Class B                                                     854              429
--------------------------------------------------------------------------------
Class C                                                     409              242
--------------------------------------------------------------------------------
                                                $       132,731  $        89,338
--------------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Classes A, B and C. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended July 31, 2001 aggregated $5,406, of which none was paid to other firms.

In addition, SDI receives any contingent deferred sales charge (CDSC) from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. Contingent deferred sales charges are based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. CDSC received by SDI for the period December 29, 2000 (commencement of operations) to July 31, 2001 are $117.

Trustees' Fees and Expenses. The Trust pays each of its Trustees not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings. For the year ended July 31, 2001, Trustees' fees and expenses for the Trust aggregated $28,396.

Other Related Parties. AARP through its affiliates, monitors and approves the AARP Investment Program from ZSI. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Zurich Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Zurich Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. ZSI does not receive a management fee for the affiliated funds' investment in the QP Trust. Distributions from the QP Trust to the Fund for the year ended July 31, 2001, totaled $527,239 and are reflected as dividend income on the statement of operations.

D. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. For the period from August 1, 2000 through October 1, 2000, the Fund's custodian fees were reduced by $1,555. For the period from October 2, 2000 through July 31, 2001 pursuant to the Administrative Agreement, the Administrative fee was reduced by $8,168 for custodian credits earned. Prior to October 2, 2000, transfer agent fees were reduced by $596.

Effective October 2, 2000, transfer agent credits will no longer be used to reduce Fund expenses.

E. Line of Credit

The Fund and several affiliated Funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%. The Fund may borrow up to a maximum of 33% of its net assets under the agreement.

F. Share Transactions

The following tables summarize share and dollar activity in the Fund:


                     Year Ended July 31, 2001        Year Ended July 31, 2000
----------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
----------------------------------------------------------------------------------

Shares sold
----------------------------------------------------------------------------------
Class AARP*           705,727     $ 25,323,615              --     $         --
----------------------------------------------------------------------------------
Class S            13,825,303**    471,526,641**    18,548,987^a    752,070,116^a
----------------------------------------------------------------------------------
Class A             3,871,028***   130,317,392***    1,945,668^b     77,472,871^b
----------------------------------------------------------------------------------
Class B+               42,242        1,222,464              --               --
----------------------------------------------------------------------------------
Class C+               34,213          945,689              --               --
----------------------------------------------------------------------------------
Class I+                   30            1,000              --               --
----------------------------------------------------------------------------------
                                  $629,336,801                     $829,542,987
----------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
----------------------------------------------------------------------------------
Class AARP*             8,204     $    274,939              --     $         --
----------------------------------------------------------------------------------
Class S               991,870**     33,247,466**       384,247^a     15,443,016^a
----------------------------------------------------------------------------------
Class A                62,289***     2,081,081***        7,304^b        293,241^b
----------------------------------------------------------------------------------
                                  $ 35,603,486                     $ 15,736,257
----------------------------------------------------------------------------------

Shares redeemed
----------------------------------------------------------------------------------
Class AARP*          (330,981)    $(11,763,641)             --     $         --
----------------------------------------------------------------------------------
Class S           (16,094,445)**  (510,399,168)**  (10,459,812)^a  (421,748,505)^a
----------------------------------------------------------------------------------
Class A            (2,789,626)***  (91,152,797)***    (588,921)^b   (24,104,621)^b
----------------------------------------------------------------------------------
Class B+                 (597)         (18,177)             --               --
----------------------------------------------------------------------------------
Class C+               (5,406)        (155,535)             --               --
----------------------------------------------------------------------------------
                                 $(613,489,318)                   $(445,853,126)
----------------------------------------------------------------------------------






                                       34

                     Year Ended July 31, 2001        Year Ended July 31, 2000
----------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
----------------------------------------------------------------------------------

Conversion of shares
----------------------------------------------------------------------------------
Class A                   663***     $  17,687***           --     $         --
----------------------------------------------------------------------------------
Class B+                 (664)         (17,687)             --               --
----------------------------------------------------------------------------------
                                  $          0                     $
----------------------------------------------------------------------------------

Net increase (decrease)
----------------------------------------------------------------------------------
Class AARP*           382,950     $ 13,834,913              --     $         --
----------------------------------------------------------------------------------
Class S            (1,277,272)**    (5,625,061)**    8,473,422^a    345,764,627^a
----------------------------------------------------------------------------------
Class A             1,144,354***    41,263,363***    1,364,051^b     53,661,491^b
----------------------------------------------------------------------------------
Class B+               40,981        1,186,600              --               --
----------------------------------------------------------------------------------
Class C+               28,807          790,154              --               --
----------------------------------------------------------------------------------
Class I+                   30            1,000              --               --
----------------------------------------------------------------------------------
                                  $ 51,450,969                     $399,426,118
----------------------------------------------------------------------------------

* For the period from October 2, 2000 (commencement of sales of Class AARP shares) to July 31, 2001.

** On October 2, 2000, Scudder Shares of the Fund were redesignated as Class S shares.

*** On December 29, 2000, Class R Shares of the Fund were redesignated as Class A shares.

+ For the period from December 29, 2000 (commencement of sales of Class B, Class C and Class I shares) to July 31, 2001.

^a On October 2, 1999, existing shares of the Fund were redesignated as Scudder Shares.

^b For the period August 2, 1999 (commencement of sales of Class R Shares) to July 31, 2000.

G. Reorganization

ZSI initiated a program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposed to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an Administrative Fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative were borne jointly by ZSI and certain of the affected funds.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of Investment Trust and the Shareholders of Scudder Large Company Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights included herein, present fairly, in all material respects, the financial position of Scudder Large Company Growth Fund (the "Fund") at July 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights of the classes presented for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights presented (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts                                PricewaterhouseCoopers LLP
September 13, 2001

Tax Information                                                      (Unaudited)
--------------------------------------------------------------------------------

The Fund paid distributions of $1.03 per share from net long-term capital gains during its year ended July 31, 2001, of which 100% represented 20% rate gains.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Officers and Trustees
--------------------------------------------------------------------------------
Linda C. Coughlin*
   President and Trustee

Henry P. Becton, Jr.
   Trustee; President, WGBH Educational
   Foundation

Dawn-Marie Driscoll
   Trustee; President, Driscoll Associates;
   Executive Fellow, Center for Business
   Ethics, Bentley College

Edgar R. Fiedler
   Trustee; Senior Fellow and
   Economic Counsellor, The
   Conference Board, Inc.

Keith R. Fox
   Trustee; General Partner,
   The Exeter Group of Funds

Jean Gleason Stromberg
   Trustee; Consultant

Jean C. Tempel
   Trustee; Managing Director,
   First Light Capital, LLC

Steven Zaleznick
   Trustee; President and Chief Executive
   Officer, AARP Services, Inc.

Thomas V. Bruns*
   Vice President

William F. Gadsden*
   Vice President

William F. Glavin*
   Vice President

Kathleen T. Millard*
   Vice President

James E. Masur*
   Vice President

Gary A. Langbaum*
   Vice President

Howard S. Schneider*
   Vice President

Robert D. Tymoczko*
   Vice President

John Millette*
   Vice President and Secretary

Kathryn L. Quirk*
   Vice President and Assistant Secretary

John R. Hebble*
   Treasurer

Thomas Lally*
   Assistant Treasurer

Brenda Lyons*
   Assistant Treasurer

Caroline Pearson*
   Assistant Secretary


*   Zurich Scudder Investments, Inc.

Investment Products and Services
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Scudder Funds
--------------------------------------------------------------------------------

Core

   Scudder Balanced Fund
   Scudder Growth and Income Fund
   Scudder S&P 500 Index Fund
   Scudder Select 500 Fund
   Scudder Small Company Stock Fund

Growth

   Scudder 21st Century Growth Fund
   Scudder Capital Growth Fund
   Scudder Development Fund
   Scudder Large Company Growth Fund
   Scudder Select 1000 Growth Fund

Value

   Scudder Dividend & Growth Fund
   Scudder Large Company Value Fund
   Scudder Small Company Value Fund*

Sector

   Scudder Gold Fund
   Scudder Health Care Fund
   Scudder Technology Innovation Fund

Asset Allocation

   Scudder Pathway Conservative Portfolio
   Scudder Pathway Moderate Portfolio
   Scudder Pathway Growth Portfolio

Global/International

   Scudder Emerging Markets Growth Fund
   Scudder Emerging Markets Income Fund
   Scudder Global Fund
   Scudder Global Bond Fund
   Scudder Global Discovery Fund
   Scudder Greater Europe Growth Fund
   Scudder International Fund
   Scudder Latin America Fund
   Scudder Pacific Opportunities Fund
   The Japan Fund, Inc.*

Income

   Scudder GNMA Fund
   Scudder High-Yield Opportunity Fund
   Scudder Income Fund
   Scudder Short-Term Bond Fund

Tax-Free Income

   Scudder California Tax-Free Income Fund*
   Scudder High-Yield Tax-Free Fund
   Scudder Managed Municipal Bonds
   Scudder Massachusetts Tax-Free Fund
   Scudder Medium-Term Tax-Free Fund
   Scudder New York Tax-Free Income Fund*

Money Market

   Scudder Cash Investment Trust
   Scudder Money Market Series:
     Prime Reserve Shares
     Premium Shares
     Managed Shares

   Scudder Tax-Free Money Fund
   Scudder U.S. Treasury Money Fund
--------------------------------------------------------------------------------

*   Class S shares only

--------------------------------------------------------------------------------
 Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
   Traditional IRA
   Roth IRA
   SEP-IRA
   Inherited IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities

Education Accounts
   Education IRA
   UGMA/UTMA
   IRA for Minors

--------------------------------------------------------------------------------
 Closed-End Funds
--------------------------------------------------------------------------------

   The Argentina Fund, Inc.
   The Brazil Fund, Inc.
   The Korea Fund, Inc.
   Montgomery Street Income Securities, Inc.
   Scudder Global High Income Fund, Inc.
   Scudder New Asia Fund, Inc.
   Scudder High Income Trust
   Scudder Intermediate Government Trust
   Scudder Multi-Market Income Trust
   Scudder Strategic Income Trust
   Scudder Strategic Municipal Income Trust
   Scudder Municipal Income Trust
--------------------------------------------------------------------------------

Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Scudder Investor Services, Inc.

Account Management Resources
--------------------------------------------------------------------------------

For shareholders of Scudder funds including those in the AARP Investment Program
--------------------------------------------------------------------------------

 Convenient ways to   Automatic Investment Plan
    invest, quickly
       and reliably   A convenient investment program in which money is
                      electronically debited from your bank account monthly to regularly purchase fund shares and "dollar cost average"
                      -- buy more shares when the fund's price is lower and fewer when it's higher, which can reduce your average purchase price over time.*

                      Automatic Dividend Transfer

                      The most timely, reliable, and convenient way to purchase shares -- use distributions from one Scudder fund to purchase shares in another, automatically (accounts with identical registrations or the same social security or tax identification number).

                      QuickBuy

                      Lets you purchase Scudder fund shares electronically, avoiding potential mailing delays; money for each of your transactions is electronically debited from a previously designated bank account.

                      Payroll Deduction and Direct Deposit

                      Have all or part of your paycheck -- even government checks -- invested in up to four Scudder funds at one time.

                      * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets. Investors should consider their ability to continue such a plan through periods of low price levels.
--------------------------------------------------------------------------------

   Around-the-clock   Automated Information Lines
 electronic account
        service and   Scudder Class S Shareholders:
       information,   Call SAIL(TM)--1-800-343-2890
     including some
       transactions   AARP Investment Program Shareholders:
                      Call Easy-Access Line-- 1-800-631-4636

                      Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.

                      Web Site

                      Scudder Class S Shareholders --
                      myScudder.com

                      AARP Investment Program Shareholders--
                      aarp.scudder.com

                      Scudder's Web sites allow you to view your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

                      The sites also provide prospectuses and applications for all Scudder funds, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Those who depend   Automatic Withdrawal Plan
      on investment
       proceeds for   You designate the bank account, determine the schedule (as
    living expenses   frequently as once a month) and amount of the redemptions,
    can enjoy these   and Scudder does the rest.
        convenient,
        timely, and   Distributions Direct
 reliable automated
withdrawal programs   Automatically deposits your fund distributions into the
                      bank account you designate within three business days after each distribution is paid.

                      QuickSell

                      Provides speedy access to your money by electronically
                      crediting your redemption proceeds to the bank account you previously designated.
--------------------------------------------------------------------------------
           For more   Scudder Class S Shareholders:
  information about
     these services   Call a Scudder representative at
                      1-800-SCUDDER

                      AARP Investment Program Shareholders:

                      Call an AARP Investment Program representative at
                      1-800-253-2277
--------------------------------------------------------------------------------
 Please address all   For Scudder Class S Shareholders:
            written
  correspondence to   Scudder Investments
                      PO Box 219669
                      Kansas City, MO
                      64121-9669

                      For AARP Investment Program Shareholders:

                      AARP Investment Program
                      from Scudder Investments
                      PO Box 219735
                      Kansas City, MO
                      64121-9735
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

SCUDDER
INVESTMENTS


Two International Place
Boston, MA 02110-4103




A member of [LOGO] Zurich Scudder Investments

                                                                     SCUDDER
                                                                     INVESTMENTS



Scudder Large Company
Growth Fund


--------------------------------------------------------------------------------
                                         Classes A, B, C and I
--------------------------------------------------------------------------------



                                        Annual Report
                                        July 31, 2001


A fund seeking long-term growth of capital by investing at least 65% of its net assets in large U.S. companies (those with a market value of $1 billion or more).

Contents
--------------------------------------------------------------------------------


   3    Performance Summary

   6    Portfolio Management Review

  15    Portfolio Summary

  17    Investment Portfolio

  21    Financial Statements

  25    Financial Highlights

  29    Notes to Financial Statements

  38    Report of Independent Accountants

  39    Tax Information

  40    Officers and Trustees

  41    Investment Products and Services

  43    Account Management Resources


Scudder Large Company Growth Fund                Nasdaq Symbol     CUSIP Number
--------------------------------------------------------------------------------
Class A                                              SGGAX          460965-692
--------------------------------------------------------------------------------
Class B                                              SGGBX          460965-684
--------------------------------------------------------------------------------
Class C                                              SGGCX          460965-676
--------------------------------------------------------------------------------
Class I                                               N/A           460965-668
--------------------------------------------------------------------------------

Zurich Scudder Investments, Inc. is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Performance Summary                                                July 31, 2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Annual Average Total Returns (Unadjusted for Sales Charge)**
--------------------------------------------------------------------------------

Scudder Large Company Growth Fund       1-Year     3-Year     5-Year     10-Year
--------------------------------------------------------------------------------
Class A (a)                             -33.95%      0.41%     11.89%     11.75%
--------------------------------------------------------------------------------
Class B (a)                             -34.44%     -0.40%     11.00%     10.86%
--------------------------------------------------------------------------------
Class C (a)                             -34.43%     -0.38%     11.02%     10.89%
--------------------------------------------------------------------------------
Russell 1000 Growth Index+              -35.06%      0.06%     12.78%     12.87%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.


--------------------------------------------------------------------------------
 Net Asset Value and Distribution Information
--------------------------------------------------------------------------------
                                                 Class A     Class B    Class C
--------------------------------------------------------------------------------
Net Asset Value:
7/31/01                                        $   27.15   $   27.04  $   27.04
--------------------------------------------------------------------------------

7/31/00 Class A* and 12/29/00 Class B and
Class C (commencement of sales)                $   42.37   $   33.00  $   33.00
--------------------------------------------------------------------------------
Distribution Information
Twelve Months:
Income Dividends                               $      --         N/A        N/A
--------------------------------------------------------------------------------
Capital Gains Distribution                     $    1.03         N/A        N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Class S Lipper Rankings**
--------------------------------------------------------------------------------

                                                         Number of
                                                           Funds     Percentile
Period                                     Rank           Tracked      Ranking
--------------------------------------------------------------------------------
1-Year                                      520     of      820          64
--------------------------------------------------------------------------------
3-Year                                      333     of      504          66
--------------------------------------------------------------------------------
5-Year                                      176     of      298          59
--------------------------------------------------------------------------------
10-Year                                     53      of      91           58
--------------------------------------------------------------------------------

Rankings/ratings are historical and do not guarantee future results. Rankings are for Class S; rankings for share classes may vary.

Source: Lipper, Inc.

(a) On December 29, 2000 the fund began offering additional classes of shares, namely the Class B and C shares. In addition, Class R shares were redesignated as Class A. Returns shown for Class A shares from 8/2/99 to 12/29/00 reflect Class R performance. Returns shown for Class A prior to 8/2/99 and prior to 12/29/00 for Class B and C shares are derived from the historical performance of Class S shares of the Scudder Large Company Growth Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment^(c) (Adjusted for Sales Charge)**
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

      Scudder Large Company Growth
          Fund -- Class A (b)        Russell 1000 Growth Index+

            1991     9425                      10000
            1992    10848                      11269
            1993    11099                      11545
            1994    11567                      12122
            1995    14321                      15934
            1996    16323                      18407
            1997    23853                      27947
            1998    28281                      33511
            1999    33630                      41569
            2000    43346                      51700
            2001    28630                      33572



                          Yearly periods ended July 31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Comparative Results (Adjusted for Sales Charge)**
--------------------------------------------------------------------------------

Scudder Large Company Growth Fund       1-Year     3-Year     5-Year     10-Year
--------------------------------------------------------------------------------
Class A (b)  Growth of $10,000           $6,226     $9,541    $16,531    $28,630
             -------------------------------------------------------------------
             Average annual
             total return               -37.74%     -1.55%     10.58%     11.09%
--------------------------------------------------------------------------------
Class B (b)  Growth of $10,000           $6,365     $9,702    $16,749    $28,036
             -------------------------------------------------------------------
             Average annual
             total return               -36.35%     -1.00%     10.87%     10.86%
--------------------------------------------------------------------------------
Class C (b)  Growth of $10,000           $6,557     $9,888    $16,868    $28,102
             -------------------------------------------------------------------
             Average annual
             total return               -34.43%     -0.38%     11.02%     10.89%
--------------------------------------------------------------------------------
Russell 1000 Growth of $10,000           $6,494    $10,019    $18,244    $33,572
Growth       -------------------------------------------------------------------
Index+       Average annual
             total return               -35.06%      0.06%     12.78%     12.87%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

The growth of $10,000 is cumulative.

(b) On December 29, 2000 the fund began offering an additional three classes of shares, namely the Class B, C and I shares. In addition, Class R shares were redesignated as Class A. Returns shown for Class A shares from 8/2/99 to 12/29/00 reflect Class R performance adjusted for the maximum sales charge. Returns prior to 8/2/99 for Class A shares, and prior to 12/29/00 for Class B and Class C shares, are from the historical performance of Class S shares of Scudder Large Company Growth Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.75%. Class B share performance is adjusted for the applicable CDSC, which is 4% within the first year after purchase, declining to 0% after six years. Class C shares performance is adjusted for CDSC, which is 1% within the first year after purchase. The difference in expenses will affect performance.

(c) The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

+ The Russell 1000 Growth Index consists of those stocks in the Russell 1000 Index that have greater-than-average growth orientation. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

*    On December 29, 2000, Class R Shares were redesignated as Class A shares.

** Returns and rankings during part of the periods shown reflect a temporary fee and/or expense waiver. Without this waiver, returns and rankings would have been lower.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns and rankings differ by share class.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Portfolio Management Review
--------------------------------------------------------------------------------

Scudder Large Company Growth Fund: A Team Approach to Investing

          Scudder Large Company Growth Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

          Co-Lead Portfolio Manager Gary A. Langbaum assumed responsibility for the fund's day-to-day management and investment strategies in 2001. Mr. Langbaum has 31 years of experience in the investment industry, including more than 12 years as an equity research analyst covering a wide range of industries, and over five years of portfolio management experience, focusing on the stocks of companies with medium- to large-sized market capitalizations.


          Co-Lead Portfolio Manager Jesse Stuart joined the Advisor in 1996 and the fund team in 2000. Mr. Stuart has five years of investment industry experience.

In May 2001, Co-Lead Portfolio Managers Gary Langbaum and Jesse Stuart took over management of Scudder Large Company Growth Fund. Although the lead management has changed, the fund's core growth investment strategy has not. Below, Langbaum and Stuart discuss the fund's performance in a dismal environment for growth stocks and the market overall.

          Q: Gary, you, along with Jesse Stuart, took over as co-lead portfolio managers of Scudder Large Company Growth Fund in May. Will you give us some background on your investment experience?

          A: I'd like to point out that although I am new to the fund, Jesse is not. Before being promoted to co-lead manager, Jesse served as a portfolio manager assisting in the day-to-day management of the fund and conducting research on potential investments. He is also a co-lead manager of Scudder Growth Fund and Scudder Focus Growth Fund.

          I'm a 30-year investment industry veteran, having spent the last 13 years with Zurich Scudder Investments, Inc. I also serve as lead portfolio manager for Scudder Total Return Fund and Scudder Balanced Fund. Previously I directed the firm's equity research department and as an analyst before that, I focused on a variety of growth industries, including technology, tobacco, electrical equipment, and beverages.

          Q: Over the last year, the market declined sharply. Will you explain what's behind this correction and what it has meant for growth stocks in general?

          A: Large company growth stocks, as a group, declined sharply during the past year. The combination of a weakening economy and slowing profit growth -- particularly in the technology sector -- dragged down the performance of nearly all growth stocks. Since the technology-heavy Nasdaq Composite hit its peak in

          March 2000, investors who came to expect double-digit stock market returns year after year have learned that this expectation was unrealistic. During the past 12 months alone, the Nasdaq fell an astounding 46 percent.

          Investors exited growth stocks during the year to invest in securities that they felt offered more safety -- primarily less expensive, value-style stocks, bonds, and cash investments. This change in investor sentiment led to deep declines in growth stocks and in the market as a whole. For the 12 months ended July 31, 2001, large growth stocks as measured by the Russell 1000 Growth Index declined 35.06 percent.^1 The broader market as measured by the Standard & Poor's 500 index declined 14.32 percent. This declining market created an extremely difficult environment for the fund, which keeps its investments focused in high-quality large-company growth stocks.

          While we build the portfolio stock by stock, we do pay close attention to macroeconomic events and consider how they might impact the stocks in the fund. The following chart illustrates the changes in the economy that have occurred over the last two years, based on core economic data.

          Q: How did Scudder Large Company Growth Fund respond to this challenging backdrop?

          A: The fund, along with nearly all other growth stock funds, struggled. Its Class A shares^2 did fare better than

^1 The Russell 1000 Growth Index is representative of large-cap growth stocks. It is an index that tracks the performance of the top 1,000 U.S. large-cap stocks that have a greater-than-average growth orientation.

^2 Scudder Large Company Growth Fund began operations on 5/15/91 with Class S shares, which closed to new investors on 12/29/00 when Class R Shares were redesignated as Class A shares and Class B and C shares were introduced. Returns for Class A shares from 8/2/99 to 12/29/00 reflect Class R performance adjusted for the maximum sales charge. All returns prior to 8/2/99 for Class A shares and prior to 12/29/00 for Class B and C shares reflect Class S share performance adjusted for sales charges and higher operating expenses. Any rankings/ratings are for Class S shares; they do not reflect these adjustments and might have been lower if they had.

--------------------------------------------------------------------------------
 Economic Guideposts Data as of 7/31/01
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                 2 years ago  1 year ago  6 months ago  Now
Inflation Rate (a)                   2.00       3.70        3.40        3.30
U.S. Unemployment Rate (b)            4.3        4.0        4.20        4.50
Federal Funds Rate (c)               5.00       6.50        6.00        3.75
Industrial Production (d)            4.40        6.7        3.20        -3.6
Growth Rate of Personal Income (e)   4.50       7.20        7.30        5.10


--------------------------------------------------------------------------------
(a) The year-over-year percentage change in U.S. consumer prices.
(b) The percentage of adults out of work and looking for a job.
(c) The interest rate banks charge each other for overnight loans.
(d) Year-over-year percentage change.
(e) Growth rate of individual income from all sources.
    Sources: Bloomberg Business News, Zurich Scudder Investments, Inc.
--------------------------------------------------------------------------------

          the fund's benchmark -- declining 33.95 percent (unadjusted for any sales charges) versus a 35.06 percent drop by the Russell 1000 Growth Index. This was tempered, however, by the fund's underperformance relative to the Lipper Large-Cap Growth Funds peer group, which posted an average loss of 31.51 percent for the 12 months.

          The fund's sector allocation contributed to overall performance, while our stock selection detracted from performance during the period. Technology holdings were the key contributor to the fund's underperformance to its Lipper peers for the 12-month period. The portfolio was correctly positioned with an underweight in technology stocks relative to the benchmark. This underweight position means that the amount of fund assets invested in technology was less than the technology portion of the Russell 1000 Growth Index. Although our underweight position was a positive, the fund was invested in the wrong types of technology stocks -- those with higher price-to-earnings multiples (P/Es) and higher growth rates. The P/E multiple is a measure of how much an investor is paying for a company's earning power. The multiple is typically calculated by dividing a company's stock price by its earnings for the past four quarters. We held on to these types of technology stocks because the Federal Reserve Board was actively cutting interest rates and we believed these faster-growing stocks would fare better in a declining interest-rate environment.

          Our assumption was incorrect, so we started exiting these holdings after the January technology rally. As we've restructured our technology holdings, however, we gained ground and outperformed both our peers and the benchmark during the latter half of the year. For the six months ended July 31, Class S shares of the fund lost 18.61 percent, versus losses of 21.79 percent and 20.96 percent, respectively, by the Russell 1000 Growth Index and the Lipper Large-Cap Growth Funds category.

          Q: Please discuss the fund's investment strategy.

          A: We use a pure growth approach to managing the fund. Rather than focusing on trends in the economy and financial markets, we look for trends at individual companies. We're what you call "bottom-up" investors, and we look for companies with above-average growth in earnings, strong competitive positioning, attractive stock prices relative to their potential growth, sound financial strength, and effective management. We want to know if a company will be able to sustain strong earnings growth, irrespective of any short-term factors that are moving its stock price. Although we consider ourselves to be "buy-and-hold" investors, we'll sell a stock when its earnings growth appears less promising, when its price fully reflects its growth potential, or when we believe other investments offer better opportunities.

          Q: How is the fund positioned across market sectors?

          A: While our investment strategy is not quite sector-neutral we are committed to controlling risk through diversification among market sectors. (A sector-neutral fund would mimic the exact weightings of each market sector in its benchmark.) We generally aim to keep the fund's sector weightings within plus or minus 5 percent of each sector of our benchmark -- the Russell 1000 Growth Index. This disciplined diversification keeps us from trying to guess the next hot sector. And it helps ensure that the fund will be well positioned to capture gains and minimize losses during bouts of extreme volatility, such as those we witnessed this period.

          However, our ability to underweight or overweight a sector relative to the benchmark -- even by just 5 percent -- can make a meaningful difference. For instance, the fund's underweight position in technology was a huge advantage during the period as those stocks tumbled. At the same time, an overweight position in financial stocks, which posted strong performance, also benefited the fund. But ultimately, the most important component is our stock selection. Investing in less or more of a particular sector has its advantages, but if the stocks you're holding in that sector don't perform, you're at a disadvantage.

          Q: Will you give us an example of your stock selection process at work?

          A: PeopleSoft Inc. is a great success story and a good example of our selection in action. The firm provides software and eBusiness solutions for corporations to help them better manage their human resources, customer relationships, financial reporting and other data-driven departments.

          When we bought the stock in April 2000, it met all of our selection criteria. It held a strong brand franchise, had skilled management in place and was on the cutting edge of a new trend -- Web-enabling its services. We were impressed by its new Internet-related service, which we believed would support strong long-term growth of the company.

          It was clear to us, by the price of the stock, that the market had not recognized the new growth potential at PeopleSoft. Since April, the stock price has risen because the company has grown its revenues and been able to expand its profit margins with the expense of the research and development of its new Web-enabled product behind it. In our view, PeopleSoft's success will continue as its new product line gains a stronger foothold in corporate America.

          Q: Will you provide an example of a stock that didn't meet your expectations?

          A: American Express is a good example of an investment that just didn't work, and one that we've sold in order to cut our losses. When we initially purchased the stock in August 1999, it met all of our criteria. It was an internationally known and respected company with three core businesses: corporate travel services, credit cards, and asset management. We saw great growth potential in American Express and still do -- but over a much longer time horizon.

          The company was hit hard by the economic downturn. Client companies cut their travel budgets and credit card expenditures, and revenues from investments plummeted with the market declines. Additionally, American Express suffered further as its investment in junk bonds led to hundreds of millions of dollars in losses.

          Although we're gratified that we exited the stock prior to its write-off of bad debt, we wish we had liquidated our position earlier. Our mistake with American Express was that we underestimated the negative earnings impact which the longevity and magnitude of the economic downturn caused and, therefore, the recovery in the company's fundamentals, which are very much tied to the economy. Although we believe it is a well-run company with a great franchise, we anticipate that its core businesses will take a good deal of time to rebound, as client companies will likely be slow to ramp up their travel budgets, and as individuals may invest less aggressively than in the past.

          Q: Did you make any significant portfolio adjustments during the period?

          A: The most material changes that we made were those within the technology sector, as we discussed above. We actively managed sector weightings of the fund -- underweighting sectors, such as technology, that were struggling and overweighting sectors in which performance was improving. Although we are able to adjust the fund's sector weighting to only plus or minus 5 percent of the benchmark, we did add a lot of value this period by doing so. Specifically, the fund's underweight positions in technology, telecommunications, and producer durables added to its relative performance, as did overweight positions in financials, health care, and consumer staples.

          Q: What is your outlook for the rest of 2001?

          A: We believe that the economy and the markets will continue to struggle this year. However, we do expect a muted recovery in 2002, with no resurgence of inflation but with profit growth not as sharp as the market may be anticipating. We also believe that when a bounce-back does occur, it is unlikely that technology stocks will dominate the market as they did in 1998 through the early part of 2000. We would take that as a good sign that the market is becoming more rational.

          Although daily volatility is likely to remain high, we believe that good companies with strong fundamentals -- which exemplify the types of stocks in which we invest -- will ultimately outperform the market. Despite the challenges that have emerged in the past year, we will continue to manage the fund by investing only in the companies that we believe will deliver earnings on or ahead of expectations. We believe that our disciplined approach to investing will lead to strong long-term investment results for the fund.

          Q: What advice would you give to disappointed growth investors who have seen their investment decline substantially over the last year?

          A: Investing in the stock market is a long term proposition with lots of ups and downs. Our advice to all investors is to make sure you have a properly diversified portfolio of growth and value stocks as well as bonds and cash. It's not productive to get caught up in the day-to-day fluctuations in the market because it will surely shake your confidence. But the facts remain that over the long term, the stock market has historically provided strong returns. The stock market returns of the technology-dominated market of 1998 and 1999 were not rational and, as we've seen this year, not sustainable. Investors need to diversify across sectors and asset classes, and expect more normal returns.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                                  July 31, 2001
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Asset Allocation                                       7/31/01        7/31/00
--------------------------------------------------------------------------------
Common Stocks                                              93%            94%
Cash Equivalents                                            7%             6%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Sector Diversification (Excludes Cash Equivalents)     7/31/01        7/31/00
--------------------------------------------------------------------------------
Technology                                                 26%            45%
Health                                                     21%            16%
Financial                                                  12%             3%
Media                                                      12%             7%
Manufacturing                                               8%             6%
Consumer Discretionary                                      8%             7%
Consumer Staples                                            6%             7%
Service Industries                                          3%             3
Communications                                              2%             5%
Energy                                                      2%             1%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

Asset allocation and sector diversification are subject to change.

--------------------------------------------------------------------------------
 Ten Largest Equity Holdings at July 31, 2001* (41.3% of Portfolio)      Percent
--------------------------------------------------------------------------------
 1. General Electric Co.                                                   5.7%
    Producer of electrical equipment
--------------------------------------------------------------------------------
 2. Microsoft Corp.                                                        5.5%
    Developer of computer software
--------------------------------------------------------------------------------
 3. Pfizer, Inc.                                                           5.4%
    Manufacturer of prescription pharmaceutical and non-prescription self-medications
--------------------------------------------------------------------------------
 4. AOL Time Warner, Inc.                                                  4.1%
    Provider of entertainment, news and Internet brands
--------------------------------------------------------------------------------
 5. Johnson & Johnson                                                      4.0%
    Provider of health care products
--------------------------------------------------------------------------------
 6. Wal-Mart Stores, Inc.                                                  3.6%
    Operator of discount stores
--------------------------------------------------------------------------------
 7. American International Group, Inc.                                     3.5%
    Provider of insurance services
--------------------------------------------------------------------------------
 8. Home Depot, Inc.                                                       3.5%
    Operator of building material and home improvement stores
--------------------------------------------------------------------------------
 9. International Business Machines Corp.                                  3.1%
    Manufacturer of computers and servicer of information process units
--------------------------------------------------------------------------------
10. Electronic Data System Corp.                                           2.9%
    Provider of information technology systems
--------------------------------------------------------------------------------

*   Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 17. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                                         as of July 31, 2001
--------------------------------------------------------------------------------


                                                      Shares        Value ($)
--------------------------------------------------------------------------------
 Common Stocks 93.1%
--------------------------------------------------------------------------------
Communications 2.2%
--------------------------------------------------------------------------------
Cellular Telephone

AT&T Wireless Services, Inc.*                        1,123,100      20,990,739
--------------------------------------------------------------------------------
Consumer Discretionary 7.7%
--------------------------------------------------------------------------------
Department & Chain Stores

Home Depot, Inc.                                       660,375      33,263,089
Kohl's Corp.*                                          115,050       6,590,064
Wal-Mart Stores, Inc.                                  620,600      34,691,540
--------------------------------------------------------------------------------
                                                                    74,544,693
--------------------------------------------------------------------------------
Consumer Staples 5.7%
--------------------------------------------------------------------------------
Food & Beverage 3.5%

Heineken NV*                                           356,250      14,068,060
PepsiCo, Inc.                                          410,740      19,152,806
--------------------------------------------------------------------------------
                                                                    33,220,866
--------------------------------------------------------------------------------
Package Goods/Cosmetics 2.2%

Colgate-Palmolive Co.                                  381,950      20,701,690
--------------------------------------------------------------------------------
Energy 1.6%
--------------------------------------------------------------------------------
Oil & Gas Production

Anadarko Petroleum Corp.                               166,100       9,434,480
Nabors Industries, Inc.*                               187,000       5,479,100
--------------------------------------------------------------------------------
                                                                    14,913,580
--------------------------------------------------------------------------------
Financial 11.4%
--------------------------------------------------------------------------------
Banks 3.4%

Fifth Third Bancorp.                                   272,900      17,198,158
State Street Corp.                                     282,100      15,168,517
--------------------------------------------------------------------------------
                                                                    32,366,675
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                     Shares        Value ($)
--------------------------------------------------------------------------------
Consumer Finance 2.2%

Household International, Inc.                          199,000      13,191,710
Mellon Financial Corp.                                 220,100       8,368,202
--------------------------------------------------------------------------------
                                                                    21,559,912
--------------------------------------------------------------------------------
Insurance 4.7%

American International Group, Inc.                     403,837      33,619,430
Providian Financial Corp.                              235,300      11,616,761
--------------------------------------------------------------------------------
                                                                    45,236,191
--------------------------------------------------------------------------------
Other Financial Companies 1.1%

Lehman Brothers Holdings, Inc.                         145,700      10,490,400
--------------------------------------------------------------------------------
Health 19.1%
--------------------------------------------------------------------------------
Biotechnology 1.7%

Amgen, Inc.*                                           263,000      16,492,730
--------------------------------------------------------------------------------
Hospital Management 2.0%

HCA, Inc.                                              426,400      19,593,080
--------------------------------------------------------------------------------
Medical Supply & Specialty 1.9%

Baxter International, Inc.                             374,600      18,655,080
--------------------------------------------------------------------------------
Pharmaceuticals 13.5%

Eli Lilly & Co.                                        285,700      22,650,296
Johnson & Johnson                                      703,806      38,075,905
Merck & Co., Inc.                                      256,950      17,467,461
Pfizer, Inc.                                         1,256,837      51,806,821
--------------------------------------------------------------------------------
                                                                   130,000,483
--------------------------------------------------------------------------------
Manufacturing 7.8%
--------------------------------------------------------------------------------
Diversified Manufacturing 2.0%

Tyco International Ltd. (New)                          365,000      19,418,000
--------------------------------------------------------------------------------
Electrical Products 5.8%

General Electric Co.                                 1,270,750      55,277,625
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                     Shares        Value ($)
--------------------------------------------------------------------------------
Media 10.9%
--------------------------------------------------------------------------------
Advertising 1.7%

Omnicom Group, Inc.                                    187,050      16,342,558
--------------------------------------------------------------------------------
Broadcasting & Entertainment 8.3%

AOL Time Warner*                                       869,250      39,507,412
Clear Channel Communications, Inc.*                    419,000      24,553,400
Viacom, Inc. "B"*                                      314,150      15,644,670
--------------------------------------------------------------------------------
                                                                    79,705,482
--------------------------------------------------------------------------------
Cable Television 0.9%

Comcast Corp. "A"*                                     223,300       8,492,099
--------------------------------------------------------------------------------
Service Industries 2.9%
--------------------------------------------------------------------------------
EDP Services

Electronic Data Systems Corp.                          442,200      28,234,470
--------------------------------------------------------------------------------
Technology 23.8%
--------------------------------------------------------------------------------
Computer Software 9.8%

Adobe Systems, Inc.                                    341,800      12,814,082
Brocade Communications Systems, Inc.*                  380,800      12,532,128
Microsoft Corp.*                                       804,650      53,259,783
PeopleSoft, Inc.*                                      353,000      15,415,510
--------------------------------------------------------------------------------
                                                                    94,021,503
--------------------------------------------------------------------------------
Diverse Electronic Products 2.0%

Applied Materials, Inc.*                               426,580      19,562,959
--------------------------------------------------------------------------------
Electronic Components/Distributors 1.6%

Cisco Systems, Inc.*                                   824,390      15,844,776
--------------------------------------------------------------------------------
Electronic Data Processing 4.3%

International Business Machines Corp.                  282,500      29,721,825
Sun Microsystems, Inc.*                                692,480      11,280,499
--------------------------------------------------------------------------------
                                                                    41,002,324
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                     Shares        Value ($)
--------------------------------------------------------------------------------
Semiconductors 6.1%

Intel Corp.                                            894,660      26,669,815
Linear Technology Corp.                                464,460      20,241,167
Xilinx, Inc.*                                          301,400      12,056,000
--------------------------------------------------------------------------------
                                                                    58,966,982
--------------------------------------------------------------------------------
Total Common Stocks (Cost $723,445,311)                            895,634,897
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Cash Equivalents 6.9%
--------------------------------------------------------------------------------

Zurich Scudder Cash Management QP Trust, 3.93%
  (Cost $66,348,059)(b)                             66,348,059      66,348,059
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $789,793,370)(a)        961,982,956
--------------------------------------------------------------------------------

*   Non-income producing security.

(a) The cost for federal income tax purposes was $797,584,666. At July 31, 2001, net unrealized appreciation for all securities based on tax cost was $164,398,290. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $206,465,735 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $42,067,445.

(b) Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.


    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of July 31, 2001
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------
Investments in securities, at value (cost $789,793,370)         $   961,982,956
--------------------------------------------------------------------------------
Cash                                                                     10,000
--------------------------------------------------------------------------------
Foreign currency at value (cost $30,705)                                 30,488
--------------------------------------------------------------------------------
Dividends receivable                                                    331,255
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                       1,698,228
--------------------------------------------------------------------------------
Foreign taxes recoverable                                                11,756
--------------------------------------------------------------------------------
Total assets                                                        964,064,683
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                     7,287,719
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                        731,603
--------------------------------------------------------------------------------
Accrued management fee                                                  503,895
--------------------------------------------------------------------------------
Other accrued expenses and payables                                     302,713
--------------------------------------------------------------------------------
Total liabilities                                                     8,825,930
--------------------------------------------------------------------------------
Net assets, at value                                            $   955,238,753
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
Investments                                                         172,189,586
--------------------------------------------------------------------------------
Foreign currency related transactions                                      (371)
--------------------------------------------------------------------------------
Accumulated net realized gain (loss)                               (235,410,594)
--------------------------------------------------------------------------------
Paid-in capital                                                   1,018,460,132
--------------------------------------------------------------------------------
Net assets, at value                                            $   955,238,753
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of July 31, 2001 (continued)
--------------------------------------------------------------------------------

Net Asset Value
--------------------------------------------------------------------------------
Class AARP

Net Asset Value, offering and redemption price per share ($10,445,900 /
382,950 outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                           $         27.28
--------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per share ($874,792,384 / 32,059,831 outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                           $         27.29
--------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share ($68,112,381 / 2,508,405 outstanding shares of beneficial interest, $.01 par value, unlimited
number of shares authorized)                                     $         27.15
--------------------------------------------------------------------------------
Maximum offering price per share (100 /  94.25 of $27.15)        $         28.81
--------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($1,108,312 / 40,981 outstanding shares of beneficial interest, $.01 par value, unlimited number of
shares authorized)                                               $         27.04
--------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($778,951 / 28,807
outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                           $         27.04
--------------------------------------------------------------------------------
Class I

Net Asset Value, offering and redemption price per share ($825 / 30.3 outstanding shares of beneficial interest, $.01 par value, unlimited
number of shares authorized)                                     $         27.23
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Operations for the year ended July 31, 2001
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Income:
Dividends (net of foreign taxes withheld of $47,202)            $     6,135,607
--------------------------------------------------------------------------------
Interest                                                              3,440,064
--------------------------------------------------------------------------------
Total Income                                                          9,575,671
--------------------------------------------------------------------------------
Expenses:
Management fee                                                        8,699,688
--------------------------------------------------------------------------------
Administrative fee                                                    2,745,326
--------------------------------------------------------------------------------
Services to shareholders                                              1,477,780
--------------------------------------------------------------------------------
Custodian and accounting fees                                            87,712
--------------------------------------------------------------------------------
Distribution service fees                                               136,520
--------------------------------------------------------------------------------
Legal                                                                    23,160
--------------------------------------------------------------------------------
Trustees' fees and expenses                                              28,396
--------------------------------------------------------------------------------
Reports to shareholders                                                  40,159
--------------------------------------------------------------------------------
Registration fees                                                        17,180
--------------------------------------------------------------------------------
Other                                                                   149,318
--------------------------------------------------------------------------------
Total expenses, before expense reductions                            13,405,239
--------------------------------------------------------------------------------
Expense reductions                                                      (10,319)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                             13,394,920
--------------------------------------------------------------------------------
Net investment income (loss)                                         (3,819,249)
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
--------------------------------------------------------------------------------
Net realized gain (loss) from:
Investments                                                        (233,185,541)
--------------------------------------------------------------------------------
Foreign currency related transactions                                     3,529
--------------------------------------------------------------------------------
                                                                   (233,182,012)
--------------------------------------------------------------------------------
Net realized appreciation (depreciation) during the period on:
Investments                                                        (293,416,795)
--------------------------------------------------------------------------------
Foreign currency related transactions                                      (371)
--------------------------------------------------------------------------------
                                                                   (293,417,166)
--------------------------------------------------------------------------------
Net gain (loss) on investment transactions                         (526,599,178)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  $ (530,418,427)
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                       Years Ended July 31,

Increase (Decrease) in Net Assets                      2001             2000
--------------------------------------------------------------------------------
Operations:
Net investment income (loss)                    $   (3,819,249)  $   (6,370,248)
--------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                      (233,182,012)      40,290,549
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period         (293,417,166)     226,687,163
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                   (530,418,427)     260,607,464
--------------------------------------------------------------------------------
Distributions to shareholders from:
--------------------------------------------------------------------------------
Net realized gains:
  Class AARP                                          (289,012)              --
--------------------------------------------------------------------------------
  Class S                                          (36,709,497)     (15,765,593)
--------------------------------------------------------------------------------
  Class A                                           (2,084,447)        (293,269)
--------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                          629,354,488      829,542,987
--------------------------------------------------------------------------------
Reinvestment of distributions                       35,603,486       15,736,257
--------------------------------------------------------------------------------
Cost of shares redeemed                           (613,507,005)    (445,853,126)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                  51,450,969      399,426,118
--------------------------------------------------------------------------------
Increase (decrease) in net assets                 (518,050,414)     643,974,720
--------------------------------------------------------------------------------
Net assets at beginning of period                1,473,289,167      829,314,447
--------------------------------------------------------------------------------
Net assets at end of period                    $   955,238,753  $ 1,473,289,167
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

Class A^(a)


--------------------------------------------------------------------------------
                                                               2001^c    2000^d
--------------------------------------------------------------------------------

Selected per share data
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $42.37   $33.27
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                (.11)    (.29)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                (14.08)    9.98
--------------------------------------------------------------------------------
  Total from investment operations                            (14.19)    9.69
--------------------------------------------------------------------------------
Less distributions from:
--------------------------------------------------------------------------------
  Net realized gains on investment transactions                (1.03)    (.59)
--------------------------------------------------------------------------------
Net asset value, end of period                                $27.15   $42.37
--------------------------------------------------------------------------------
Total Return (%)                                              (33.95)^g 29.22**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                            68       58
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                 1.32^f   1.43^e*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                  1.32^f   1.42^e*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                       (.55)    (.74)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                       87       56*
--------------------------------------------------------------------------------

^a   On December 29, 2000, Class R Shares were redesignated as Class A shares.

^b   Based on average shares outstanding during the period.

^c   For the year ended July 31, 2001.

^d For the period August 2, 1999 (commencement of Class R Shares) to July 31, 2000.

^e The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were 1.37% and 1.37%, respectively.

^f The ratios of operating expenses include a one-time reduction in reorganization expenses from fiscal 2000. The ratios before and after expense reductions were 1.34% and 1.34%, respectively.

^g   Total return does not reflect the effect of sales charge.

*    Annualized

**  Not annualized

Class B

--------------------------------------------------------------------------------
                                                                         2001^b
--------------------------------------------------------------------------------

Selected per share data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $33.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^a                                         (.24)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (5.72)
--------------------------------------------------------------------------------
  Total from investment operations                                      (5.96)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $27.04
--------------------------------------------------------------------------------
Total Return (%)^c                                                     (18.06)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      1
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    2.13*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (1.38)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                87
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b For the period December 29, 2000 (commencement of sales of Class B shares) to July 31, 2001.

^c   Total return does not reflect the effect of sales charge.

*    Annualized

**   Not annualized

Class C


--------------------------------------------------------------------------------
                                                                         2001^b
--------------------------------------------------------------------------------
Selected per share data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $33.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^a                                         (.23)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (5.73)
--------------------------------------------------------------------------------
  Total from investment operations                                      (5.96)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $27.04
--------------------------------------------------------------------------------
Total Return (%)^c                                                     (18.06)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      1
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    2.10*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (1.35)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                87
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b   For the period December 29, 2000 (commencement of sales of Class C shares)
    to July 31, 2001.

^c   Total return does not reflect the effect of sales charge.

*    Annualized

**   Not annualized

Class I



--------------------------------------------------------------------------------
                                                                        2001^b
--------------------------------------------------------------------------------

Selected per share data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $33.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^a                                        (0.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (5.75)
--------------------------------------------------------------------------------
  Total from investment operations                                      (5.77)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $27.23
--------------------------------------------------------------------------------
Total Return (%)                                                       (17.48)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                   .001
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                     .85*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                (.10)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                87
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b For the period December 29, 2000 (commencement of sales of Class I shares) to July 31, 2001.

*    Annualized

**   Not annualized

Notes to Financial Statements
--------------------------------------------------------------------------------

A. Significant Accounting Policies

Scudder Large Company Growth Fund (the "Fund") is a diversified series of the Investment Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and is organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. On October 2, 2000 the Fund commenced offering Class AARP and Scudder Shares were redesignated as Class S. On December 29, 2000, the Fund commenced offering Classes B, C and I shares. In addition, on December 29, 2000, Class R Shares were redesignated as Class A. The six classes of shares provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Shares of Class AARP are especially designed for members of AARP and are not subject to initial or contingent deferred sales charges. Class S shares are not subject to initial or contingent deferred sales charges. After December 29, 2000, Class S shares are generally not available to new investors. Certain detailed information for the Class AARP and S shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services fee, administrative fee and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on

U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price, or if no sale occurred, at the calculated mean between the most recent bid and asked quotations on such market. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Trust, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less and other cash equivalents are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Federal Income Taxes. The fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provisions was required.

At July 31, 2001, the Fund had a net tax basis capital loss carryforward of approximately $8,462,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until July 31, 2009, the expiration date, whichever occurs first.

In addition, from November 1, 2000 through July 31, 2001, the Fund incurred approximately $219,200,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending July 31, 2002.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

For the year ended July 31, 2001, purchases and sales of investment securities (excluding short-term investments) aggregated $1,019,857,684 and $1,039,786,265, respectively.

C. Related Parties

As described in Note G, Zurich Scudder Investments, Inc., (formerly Scudder Kemper Investments, Inc.), has initiated a restructuring program. As part of this reorganization, the Fund adopted a new Investment Management Agreement and entered into an Administrative Agreement. Both of these agreements were effective October 2, 2000. The terms of the newly adopted and the pre-existing agreements are set out below.

Management Agreement. Under the Investment Management Agreement (the "Agreement") with ZSI, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. ZSI determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Agreement. The Fund has agreed to pay to ZSI a fee equal to an annual rate of 0.70% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

Effective October 2, 2000, the Fund, as approved by the Fund's Trustees, adopted a new Investment Management Agreement (the "Management Agreement") with ZSI. The Management Agreement is identical to the pre-existing Agreement, except for the dates of execution and termination and fee rate. The management fee payable under the Management Agreement is equal to an annual rate of 0.70% of the first $1,500,000,000 of the Fund's average daily net assets, 0.65% of the next $500,000,000 of such net assets and 0.60% of such net assets in excess of $2,000,000,000, computed and accrued daily and payable monthly.

Accordingly, for the year ended July 31, 2001, the fee pursuant to the Agreement and the Management Agreement aggregated $8,699,688, which was equivalent to an annualized effective rate of 0.70% of the Fund's average daily net assets.

Administrative Fee. Effective October 2, 2000, the Fund, as approved by the Fund's Trustees, adopted an Administrative Agreement (the "Administrative Agreement") with ZSI. Under the Administrative Agreement, ZSI provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee"). The Administrative Fee for Class AARP and Class S, for the period October 2, 2000 through July 31, 2001, was equal to an annualized effective rate of 0.30% and 0.30%, respectively, of average daily net assets, computed and accrued daily and payable monthly. The Administrative Fee for Class A for the period October 2, 2000 through April 1, 2001 was equal to an annualized effective rate of 0.30%, and for the period April 2, 2001 through July 31, 2001 was equal to an annualized effective rate of 0.325%, of average daily net assets, computed and accrued daily and payable monthly. The Administrative Fee for Class B, Class C and Class I, for the period December 29, 2000 (commencement of operations) through July 31, 2001, was equal to an annualized effective rate of 0.375%, 0.35% and 0.10%, respectively, of average daily net assets, computed and accrued daily and payable monthly. As of the effective date of the Administrative Agreement, each service provider continues to provide the services that it previously provided to the Fund (i.e., fund accounting, shareholder services, custody, audit and legal), under these arrangements, except that ZSI pays these entities for the provision of their services to the Fund and pays most other Fund expenses, including insurance, registration, printing and postage fees. Certain expenses of the Fund are not borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the period October 2, 2000 through July 31, 2001, the Administrative Agreement expense charged to the Fund was as follows:

                                                    Total           Unpaid at
             Administrative Fees                 Aggregated       July 31, 2001
--------------------------------------------------------------------------------
Class AARP                                      $        23,179  $         2,483
--------------------------------------------------------------------------------
Class S                                               2,716,988          194,157
--------------------------------------------------------------------------------
Class A                                                 186,400               --
--------------------------------------------------------------------------------
Class B                                                   1,281              174
--------------------------------------------------------------------------------
Class C                                                     573               29
--------------------------------------------------------------------------------
Class I                                                      --               --
--------------------------------------------------------------------------------
                                                $     2,928,421  $       196,843
--------------------------------------------------------------------------------

In addition, a one-time reduction of certain costs incurred in connection with the reorganization amounting to $168,300 and $14,795 for Class S and Class A, respectively, is included in the Administrative fee for the Statement of Operations.

Service Provider Fees. Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund's Classes A, B, C and I shares. Prior to October 2, 2000, the amount charged to Class A shares of the Fund by SISC aggregated $43,119. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, dividend-paying and shareholder service agent for Class S and Class AARP shares of the Fund. Prior to October 2, 2000, the amount charged to the Class S shares of the Fund by SSC aggregated $247,743.

Scudder Trust Company ("STC"), a subsidiary of the Advisor, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. Prior to October 2, 2000, the amount charged to the Fund by STC aggregated $663,085.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Advisor, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. Prior to October 2, 2000, the amount charged to the Fund by SFAC aggregated $29,006.

The Class S shares of the Fund is one of several Scudder Funds (the "Underlying Funds") in which the Scudder Pathway Series Portfolios (the "Portfolios") invest. In accordance with the Special Servicing Agreement entered into by the Advisor, the Portfolios, the Underlying Funds, SSC, SFAC, STC and SISC, expenses from the operation of the Portfolios are borne by the Class S shares of the Underlying Funds based on each Underlying Funds' proportionate share of assets owned by the Portfolios. No Underlying Funds will be charged expenses that exceed the estimated savings to such Scudder class of the Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Class S shares of the Underlying Funds. Prior to October 2, 2000, the Special Servicing Agreement expense charged to the Fund amounted to $77,406.

Effective October 2, 2000, the above fees are paid by the Advisor in accordance with the Administrative Agreement.

Distribution Service Agreement. In accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI"), formerly Kemper Distributors, Inc., a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Classes B and C. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the period December 29, 2000 (commencement of operations) through July 31, 2001, the Distribution Fees were as follows:

                                                     Total         Unpaid at
            Distribution Fees                     Aggregated     July 31, 2001
--------------------------------------------------------------------------------
Class B                                         $         2,562  $           623
--------------------------------------------------------------------------------
Class C                                                   1,227              412
--------------------------------------------------------------------------------
                                                $         3,789  $         1,035
--------------------------------------------------------------------------------

Effective December 29, 2000 in accordance with the Rule12b-1 under the 1940 Act, SDI provides information and administrative services ("Service Fee") to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each class. SDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of shareholder accounts the firms service. Prior to December 29, 2000, the Fund had an Administrative Services Agreement. This change did not result in any increase in fees or expenses for Class A shares of the Fund. For the year ended July 31, 2001, the Services Fees were as follows:

                                                     Total          Unpaid at
            Service Fees                          Aggregated     July 31, 2001
--------------------------------------------------------------------------------
Class A                                        $       131,468  $        88,667
--------------------------------------------------------------------------------
Class B                                                    854              429
--------------------------------------------------------------------------------
Class C                                                    409              242
--------------------------------------------------------------------------------
                                               $       132,731  $        89,338
--------------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Classes A, B and C. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended July 31, 2001 aggregated $5,406, of which none was paid to other firms.

In addition, SDI receives any contingent deferred sales charge (CDSC) from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. Contingent deferred sales charges are based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. CDSC received by SDI for the period December 29, 2000 (commencement of operations) to July 31, 2001 are $117.

Trustees' Fees and Expenses. The Trust pays each of its Trustees not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings. For the year ended July 31, 2001, Trustees' fees and expenses for the Trust aggregated $28,396.

Other Related Parties. AARP through its affiliates, monitors and approves the AARP Investment Program from ZSI. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Zurich Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Zurich Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. ZSI does not receive a management fee for the affiliated funds' investment in the QP Trust. Distributions from the QP Trust to the Fund for the year ended July 31, 2001, totaled $527,239 and are reflected as dividend income on the statement of operations.

D. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. For the period from August 1, 2000 through October 1, 2000, the Fund's custodian fees were reduced by $1,555. For the period from October 2, 2000 through July 31, 2001 pursuant to the Administrative Agreement, the Administrative fee was reduced by $8,168 for custodian credits earned. Prior to October 2, 2000, transfer agent fees were reduced by $596.

Effective October 2, 2000, transfer agent credits will no longer be used to reduce Fund expenses.

E. Line of Credit

The Fund and several affiliated Funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%. The Fund may borrow up to a maximum of 33% of its net assets under the agreement.

F. Share Transactions

The following tables summarize share and dollar activity in the Fund:

                     Year Ended July 31, 2001        Year Ended July 31, 2000
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------
Shares sold
--------------------------------------------------------------------------------
Class AARP*           705,727    $ 25,323,615              --    $         --
--------------------------------------------------------------------------------
Class S            13,825,303**   471,526,641**    18,548,987^a   752,070,116^a
--------------------------------------------------------------------------------
Class A             3,871,028***  130,317,392***    1,945,668^b    77,472,871^b
--------------------------------------------------------------------------------
Class B+               42,242       1,222,464              --              --
--------------------------------------------------------------------------------
Class C+               34,213         945,689              --              --
--------------------------------------------------------------------------------
Class I+                   30           1,000              --              --
--------------------------------------------------------------------------------
                                 $629,336,801                    $829,542,987
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class AARP*             8,204    $    274,939              --    $         --
--------------------------------------------------------------------------------
Class S               991,870**    33,247,466**       384,247^a    15,443,016^a
--------------------------------------------------------------------------------
Class A                62,289***    2,081,081***        7,304^b       293,241^b
--------------------------------------------------------------------------------
                                 $ 35,603,486                    $ 15,736,257
--------------------------------------------------------------------------------

Shares redeemed
-------------------------------------------------------------------------------
Class AARP*          (330,981)   $(11,763,641)             --    $         --
--------------------------------------------------------------------------------
Class S           (16,094,445)** (510,399,168)**  (10,459,812)^a (421,748,505)^a
-------------------------------------------------------------------------------
Class A            (2,789,626)*** (91,152,797)***    (588,921)^b  (24,104,621)^b
--------------------------------------------------------------------------------
Class B+                 (597)        (18,177)             --              --
--------------------------------------------------------------------------------
Class C+               (5,406)       (155,535)             --              --
--------------------------------------------------------------------------------
                                $(613,489,318)                  $(445,853,126)
--------------------------------------------------------------------------------

                       Year Ended July 31, 2001        Year Ended July 31, 2000
--------------------------------------------------------------------------------
                       Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------
Conversion of shares
--------------------------------------------------------------------------------
Class A                   663***    $  17,687***           --    $         --
--------------------------------------------------------------------------------
Class B[                 (664)        (17,687)             --              --
--------------------------------------------------------------------------------
                                 $          0                    $
-------------------------------------------------------------------------------
Net increase (decrease)
--------------------------------------------------------------------------------
Class AARP*           382,950    $ 13,834,913              --    $         --
--------------------------------------------------------------------------------
Class S            (1,277,272)**   (5,625,061)**    8,473,422^a    345,764,627^a
--------------------------------------------------------------------------------
Class A             1,144,354***   41,263,363***    1,364,051^b     53,661,491^b
--------------------------------------------------------------------------------
Class B+               40,981       1,186,600              --              --
--------------------------------------------------------------------------------
Class C+               28,807         790,154              --              --
--------------------------------------------------------------------------------
Class I+                   30           1,000              --              --
--------------------------------------------------------------------------------
                                 $ 51,450,969                    $399,426,118
--------------------------------------------------------------------------------

* For the period from October 2, 2000 (commencement of sales of Class AARP shares) to July 31, 2001.

** On October 2, 2000, Scudder Shares of the Fund were redesignated as Class S shares.

*** On December 29, 2000, Class R Shares of the Fund were redesignated as Class A shares.

+ For the period from December 29, 2000 (commencement of sales of Class B, Class C and Class I shares) to July 31, 2001.

^a On October 2, 1999, existing shares of the Fund were redesignated as Scudder Shares.

^b For the period August 2, 1999 (commencement of sales of Class R Shares) to July 31, 2000.

 G. Reorganization

ZSI initiated a program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposed to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an Administrative Fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative were borne jointly by ZSI and certain of the affected funds.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of Investment Trust and the Shareholders of Scudder Large Company Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights included herein, present fairly, in all material respects, the financial position of Scudder Large Company Growth Fund (the "Fund") at July 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights of the classes presented for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights presented (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts                              PricewaterhouseCoopers LLP
September 13, 2001

Tax Information                                                     (Unaudited)
--------------------------------------------------------------------------------

The Fund paid distributions of $1.03 per share from net long-term capital gains during its year ended July 31, 2001, of which 100% represented 20% rate gains.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Officers and Trustees
--------------------------------------------------------------------------------

Linda C. Coughlin*
   President and Trustee

Henry P. Becton, Jr.
   Trustee; President, WGBH Educational
   Foundation

Dawn-Marie Driscoll
   Trustee; President, Driscoll Associates;
   Executive Fellow, Center for Business
   Ethics, Bentley College

Edgar R. Fiedler
   Trustee; Senior Fellow and
   Economic Counsellor, The
   Conference Board, Inc.

Keith R. Fox
   Trustee; General Partner,
   The Exeter Group of Funds

Jean Gleason Stromberg
   Trustee; Consultant

Jean C. Tempel
   Trustee; Managing Director,
   First Light Capital, LLC

Steven Zaleznick
   Trustee; President and Chief Executive
   Officer, AARP Services, Inc.

Thomas V. Bruns*
   Vice President

William F. Gadsden*
   Vice President

William F. Glavin*
   Vice President

Kathleen T. Millard*
   Vice President

James E. Masur*
   Vice President

Gary A. Langbaum*
   Vice President

Howard S. Schneider*
   Vice President

Robert D. Tymoczko*
   Vice President

John Millette*
   Vice President and Secretary

Kathryn L. Quirk*
   Vice President and Assistant Secretary

John R. Hebble*
   Treasurer

Brenda Lyons*
   Assistant Treasurer

Thomas Lally*
   Assistant Treasurer

Caroline Pearson*
   Assistant Secretary


*   Zurich Scudder Investments, Inc.

Investment Products and Services
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Scudder Funds
--------------------------------------------------------------------------------

Core

   Scudder Blue Chip Fund
   Scudder Focus Value+Growth Fund
   Scudder Growth and Income Fund
   Scudder Research Fund
   Scudder Select 500 Fund
   Scudder Small Company Stock Fund
   Scudder Target 2011 Fund
   Scudder Total Return Fund

Growth

   Scudder 21st Century Growth Fund
   Scudder Aggressive Growth Fund
   Scudder Capital Growth Fund
   Scudder Focus Growth Fund
   Scudder Growth Fund
   Scudder Large Company Growth Fund
   Scudder Select 1000 Growth Fund
   Scudder Small Capitalization Equity Fund

Value

   Scudder Contrarian Fund
   Scudder Dividend & Growth Fund
   Scudder-Dreman High Return Equity Fund
   Scudder Large Company Value Fund
   Scudder Small Cap Value Fund

Sector

   Scudder-Dreman Financial Services Fund
   Scudder Gold Fund
   Scudder Health Care Fund
   Scudder Technology Fund
   Scudder Technology Innovation Fund

Asset Allocation

   Scudder Pathway Conservative Portfolio
   Scudder Pathway Moderate Portfolio
   Scudder Pathway Growth Portfolio

Global/International

   Scudder Emerging Markets Growth Fund
   Scudder Emerging Markets Income Fund
   Scudder Global Fund
   Scudder Global Bond Fund
   Scudder Global Discovery Fund
   Scudder Greater Europe Growth Fund
   Scudder International Fund
   Scudder International Research Fund
   Scudder Latin America Fund
   Scudder New Europe Fund
   Scudder Pacific Opportunities Fund
   The Japan Fund, Inc.

Income

   Scudder Cash Reserves Fund
   Scudder Floating Rate Fund
   Scudder High-Yield Fund
   Scudder High-Yield Opportunity Fund
   Scudder Income Fund
   Scudder Short-Term Bond Fund
   Scudder Strategic Income Fund
   Scudder U.S. Government Securities Fund

Tax-Free Income

   Scudder California Tax-Free Income Fund
   Scudder Florida Tax-Free Income Fund
   Scudder High-Yield Tax-Free Fund
   Scudder Managed Municipal Bonds
   Scudder Massachusetts Tax-Free Fund
   Scudder Medium-Term Tax-Free Fund
   Scudder New York Tax-Free IncomeFund


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs

   Traditional IRA
   Roth IRA
   SEP-IRA
   Inherited IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities

Education Accounts

   Education IRA
   UGMA/UTMA
   IRA for Minors

--------------------------------------------------------------------------------
 Closed-End Funds
--------------------------------------------------------------------------------

   The Argentina Fund, Inc.
   The Brazil Fund, Inc.
   The Korea Fund, Inc.
   Montgomery Street Income Securities, Inc.
   Scudder Global High Income Fund, Inc.
   Scudder New Asia Fund, Inc.
   Scudder High Income Trust
   Scudder Intermediate Government Trust
   Scudder Multi-Market Income Trust
   Scudder Strategic Income Trust
   Scudder Strategic Municipal Income Trust
   Scudder Municipal Income Trust

--------------------------------------------------------------------------------

Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Scudder Investor Services, Inc.

Account Management Resources
--------------------------------------------------------------------------------

      Legal Counsel   Dechert

                      Ten Post Office Square South
                      Boston, MA 02109
--------------------------------------------------------------------------------
        Shareholder   Scudder Investments Service Company
      Service Agent
                      P.O. Box 219151
                      Kansas City, MO 64121
--------------------------------------------------------------------------------
      Custodian and   State Street Bank and Trust Company
     Transfer Agent
                      225 Franklin Street
                      Boston, MA 02109
--------------------------------------------------------------------------------
        Independent   PricewaterhouseCoopers LLP
        Accountants
                      160 Federal Street
                      Boston, MA 02110
--------------------------------------------------------------------------------
          Principal   Scudder Distributors, Inc.
        Underwriter
                      222 South Riverside Plaza
                      Chicago, IL 60606
                      www.scudder.com
                      (800) 621-1048
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

SCUDDER
INVESTMENTS


222 South Riverside Plaza
Chicago, IL 60606-5808


A member of [LOGO] Zurich Scudder Investments

--------------------------------------------------------------------------------
Total Returns*                                                July 31, 2001
--------------------------------------------------------------------------------

                                                             Life of Class**
                                                             ---------------

Scudder Large Company Growth Fund Class I Shares                 -17.48%

Russell 1000 Growth Index (1)                                    -16.38%




--------------------------------------------------------------------------------
Growth of an Assumed $10,000 Investment
--------------------------------------------------------------------------------

-Scudder Large Company Growth Fund Class I shares from 12/31/00 through 7/31/01


THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                               12/31/2000  1/31/2001  2/28/2001  3/31/2001  4/30/2001  5/31/2001  6/30/2001   7/31/2001
                               ----------  ---------  ---------  ---------  ---------  ---------  ---------   ---------

Large Company Growth Fund        10,000     10,133      8,627      7,882      8,770      8,733      8,588       8,252
Russell 1000 Growth Index        10,000     10,691      8,876      7,910      8,911      8,780      8,576       8,362


*Performance is historical and includes reinvestment of dividends and capital gains. Investment return and principal value will fluctuate with changing market conditions, so that when redeemed, shares may be worth more or less than their original cost.

** The Class commenced operations on December 29, 2000. Index comparisons begin December 29, 2000.

(1) The Russell 1000 Growth Index consists of those stocks in the Russell 1000 Index that have greater-than-average growth orientation. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.





Investment Manager
Zurich Scudder Investments, Inc.

Principal Underwriter
Scudder Distributors, Inc.



This report is not to be distributed unless preceded or accompanied by a Scudder Large Company Growth Fund prospectus and the 2001 Annual Report for Scudder Large Company Growth Fund.